As filed with the Securities and Exchange Commission on May 22, 2025
File Nos. 333-22075 and 811-08061

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 88	☒
and/or
REGISTRATION STATEMENT
UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 91	☒
(Check appropriate box or boxes.)

Diamond Hill Funds
(Exact Name of Registrant as Specified in Charter)

325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (888) 226-5595
Thomas E. Line, Diamond Hill Funds
325 John H. McConnell Blvd., Suite 200, Columbus, Ohio 43215
(Name and Address of Agent for Service)

With copy to:
Michael V. Wible, Esq.
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101
(614) 469-3200

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a) (1)
☐	on (date) pursuant to paragraph (a) (1)
☒	75 days after filing pursuant to paragraph (a) (2)
☐	on (date) pursuant to paragraph (a) (2) of Rule 485.
If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SUBJECT TO COMPLETION

THE INFORMATION HEREIN IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY JURISDICTION IN WHICH THE OFFER OR SALE IS NOT PERMITTED.

Prospectus
[September], 2025

Diamond Hill Large Cap Concentrated ETF [TICKER]
Shares of the fund are listed and traded on the [ ] (the “Exchange”)

As with all mutual fund shares and prospectuses, the Securities and Exchange Commission has not approved or disapproved these shares or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

For more information, see back cover.

Investment Objective
The investment objective of the Diamond Hill Large Cap Concentrated ETF (formerly known as the Diamond Hill Large Cap Concentrated Fund) is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

SHAREHOLDER FEES (fees paid directly from your investment)

None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management fees	0.50%
Other expenses[1]	0.05%
Total annual fund operating expenses	0.55%
1Other Expenses are based on estimated amounts for the current fiscal year.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$56	$176	$307	$689

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. The fund has adopted the portfolio turnover rate of the Diamond Hill Large Cap Concentrated Fund’s (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, following the reorganization of the Predecessor Fund into the fund on [______], 2025 (the “Reorganization”). The portfolio turnover rate for the Predecessor Fund for the fiscal year ended December 31, 2024, was 40% of the average value of its portfolio. More information about the Predecessor Fund can be found in the Performance section.
Principal Investment Strategy
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with large market capitalizations ("large cap") that Diamond Hill Capital Management, Inc. (the “Adviser”) believes are undervalued. Equity securities consist of common and preferred stocks. Large cap companies are defined as companies with market capitalizations of $15 billion or greater at the time of purchase. The fund is non-diversified and intends to concentrate its investments in approximately 20-30 securities.
The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins, and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.
Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance, and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value if it believes that the company’s earnings, revenue growth, operating margin, or other economic factors are deteriorating, or if it identifies a stock that it believes offers a better investment opportunity.
Main Risks
All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund. All of the risks listed below are significant to the fund, regardless of the order in which they appear.
Authorized Participant Risk. Only an authorized participant (“Authorized Participant”) that has entered into a contractual arrangement with the fund’s distributor may engage in creation or redemption transactions directly with the fund. To the extent

DIAMOND HILL FUNDS| PROSPECTUS|________, 2025| DIAMOND-HILL.COM 1

Diamond Hill Large Cap Concentrated ETF Summary	As of ________, 2025
that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the fund and no other Authorized Participant is able or willing to step forward to create or redeem large blocks of shares known as “Creation Units,” shares may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.
Current Market Environment Risk. Various sectors of the financial markets may experience an extended period of adverse conditions. Market uncertainty can increase dramatically, and these conditions may result in disruptions of the equity markets, periods of reduced liquidity, greater general volatility, and a contraction of availability of credit and lack of price transparency.
ETF Structure Risk. The fund is an ETF, and, as a result of its structure, is exposed to the following risks:
•Concentration of Primary Market Participants. The fund may have a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility.
•Secondary Market Trading Risk. Although shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. Investors buying or selling shares in the secondary market may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the fund.
Shares of the fund, similar to shares of other issuers listed on a stock exchange, may be sold short; and therefore, are subject to the risk of increased volatility and price decreases associated with being sold short. Trading activity in derivative products based on a Fund may lead to increased trading volume and volatility in the secondary market for the shares of the fund.
Focused Portfolio Risk. The fund may have more volatility and is considered to have more risk than a fund that invests in securities of a greater number of issuers because changes in the value of a single issuer's security may have a more significant effect, either positive or negative, on the fund's NAV.
Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect, and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.
Market Risk. The value of the fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries or overall securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value. A variety of factors, including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, trade barriers, staff shortages, and widespread public health issues affect the securities markets. These events may cause volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the fund holds, and may adversely affect the fund's investments and operations. In addition, governmental responses to these events may negatively impact the capabilities of the fund's service providers, disrupt the fund's operations, result in substantial market volatility, and adversely impact the prices and liquidity of the fund's investments.
Sector Emphasis Risk. The fund, from time to time, may invest 25% or more of its assets in one or more sectors, subjecting the fund to sector emphasis risk. This risk is the risk that the fund is subject to a greater risk of loss due to adverse economic, business, or other developments affecting a specific sector in which the fund has a focused position, than if its investments were diversified across a greater number of industry sectors. Some sectors possess particular risks that may not affect other sectors.
Performance
The fund is the successor to the Predecessor Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The performance provided in the bar chart and table is that of the Predecessor Fund’s Class Y shares. The bar chart and performance table below show the variability of the Predecessor Fund’s returns, which is some indication of the risks of investing in the fund by comparing the fund's investment returns with a broad-based securities index and two supplemental indexes. The bar chart shows performance of the Predecessor Fund’s Class Y shares for each calendar year since the Predecessor Fund’s inception. Had the Predecessor Fund been structured as an ETF, its performance may have differed. Of course, the Predecessor Fund’s past performance is not necessarily an indication of the fund’s future performance. Updated performance information for the fund will be available at no cost by visiting www.diamond-hill.com or by calling 1-888-226-5595.

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Diamond Hill Large Cap Concentrated ETF Summary	As of ________, 2025
CLASS Y ANNUAL TOTAL RETURN-YEARS ENDED 12/31

Best Quarter:	4Q 2023, +12.51%
Worst Quarter:	2Q 2022, -15.46%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
The following table shows the average total returns on an investment in Class Y shares of the Predecessor Fund compared to the market indices for the one-year and since inception periods ended December 31, 2024. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

	Inception Date of Class	One Year	Since Inception
Class Y Before Taxes	2/26/21	14.34%	9.51%
After Taxes on Distributions		12.57	8.77
After Taxes on Distributions and Sale of Fund Shares		9.79	7.40
Russell 3000 Index		23.81	11.96
Russell 1000 Value Index		14.37	9.26
Russell 1000 Index		24.51	12.65
The fund's broad-based securities market index is the Russell 3000 Index, which measures the performance of roughly 3,000 of the largest U.S. companies based on total market capitalization.
The Russell 1000 Value Index represents the index of securities that is utilized by the Adviser for measuring performance. The Russell 1000 Value Index and the Russell 1000 Index represent indexes of securities that reflect the market sectors in which the fund may invest.
The Russell 1000 Value Index measures the performance of U.S. large-cap companies with lower price/book ratios and forecasted growth values. The Russell 1000 Index measures the performance of roughly 1,000 U.S. large-cap companies.
The indexes are unmanaged, includes net reinvested dividends, do not reflect fees or expenses (which would lower the return), and are not available for direct investment.
Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Portfolio Management
Investment Adviser
Diamond Hill Capital Management, Inc.
Portfolio Managers
Austin Hawley
Portfolio Manager
since [ ]/2025 for the fund and since 02/2021 for the Predecessor Fund
Buying and Selling Fund Shares
Shares are listed on the Exchange and individual shares may be bought and sold only in the secondary market through brokers at market prices, rather than at NAV. Because shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The fund issues and redeems shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (typically, broker-dealers) may purchase or redeem. The fund generally issues and redeems Creation Units in exchange for a portfolio of securities and/or a designated amount of U.S. cash.
Investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because the fund has not yet commenced investment operations as an ETF, no information on the fund’s NAV, market price, premiums and discounts, or bid-asks spreads is presented at this time. In the future, this information will be presented in this section of the prospectus and on the fund’s website at www.diamond-hill.com.
Dividends, Capital Gains and Taxes
The fund’s distributions may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, you may be subject to tax when you withdraw monies from a tax-advantaged plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Adviser and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

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Fund Details
Additional Information About Investment Strategies and Related Risks
Securities Lending
To generate additional income, the fund may lend its portfolio securities to financial institutions, meaning that a significant portion of the fund could be on loan at any given time. Cash collateral from borrowers is invested in a registered investment company managed by State Street Global Advisors (the "State Street Fund") that was established solely to hold securities lending collateral. The Diamond Hill Funds are the only investors in the State Street Fund and own all its shares. While this practice will not impact the fund’s principal investment strategy, it does subject the fund to the securities lending risk described in the Investment Risks section below. Any expenses associated with securities lending are not reflected in the fee table for the fund.
Equity Securities
The fund will invest primarily in equity securities. Although not a principal strategy, the fund’s investment in equity securities may also include, in addition to common and preferred stock, rights and warrants, and American Depositary Receipts.
Investment Strategy
The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities with large market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the Board upon sixty (60) days’ prior notice to shareholders.
Investment Risks
The main risks associated with investing in the fund are described below and in the Fund Summary at the front of this prospectus. All of the risks listed below are significant to the fund, regardless of the order in which they appear.
Main Risks
Authorized Participant Risk. Only an Authorized Participant that has entered into a contractual arrangement with the fund’s distributor may engage in creation or redemption transactions directly with the fund. The fund’s distributor has entered into contracts with only a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.
Current Market Environment Risk. Various sectors of the financial markets may experience an extended period of adverse conditions. Market uncertainty can increase dramatically, and these conditions may result in disruptions of the equity markets, periods of reduced liquidity, greater general volatility, and a contraction of availability of credit and lack of price transparency.
ETF Structure Risk. The fund is an ETF, and, as a result of its structure, is exposed to the following risks:
•Concentration of Primary Market Participants. The fund may have a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.
•Secondary Market Trading Risk. Although shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Investors buying or selling shares in the secondary market may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market, which is often referred to as the bid-ask spread. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the fund. The bid-ask spread, which varies over time, is generally narrower if the fund has more trading volume and market liquidity and wider if the fund has less trading volume and market liquidity. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the fund will

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Fund Details
continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.
In addition, shares of the fund, similar to shares of other issuers listed on a stock exchange, may be sold short; and therefore, are subject to the risk of increased volatility and price decreases associated with being sold short. Trading activity in derivative products based on a Fund may lead to increased trading volume and volatility in the secondary market for the shares of the fund.
Focused Portfolio Risk. The fund may have more volatility and is considered to have more risk than funds that invest in securities of a greater number of issuers because changes in the value of a single issuer's security may have a more significant effect, either positive or negative, on the fund's NAV.
Management Risk. The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual investments will perform as anticipated.
Market Risk. The value of the fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries or overall securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value. A variety of factors, including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, trade barriers, staff shortages, and widespread public health issues affect the securities markets. Pandemics may result in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings, and investor sentiment, adversely impacting the prices and liquidity of the fund's investments.
Sector Emphasis Risk. The fund, from time to time, may invest 25% or more of its assets in one or more sectors, subjecting the fund to sector emphasis risk. This risk is the risk that a fund is subject to a greater risk of loss as a result of adverse economic, business or other developments affecting a specific sector in which the fund has a focused position, than if its investments were diversified across a greater number of financial sectors. Some sectors possess particular risks that may not affect other sectors.
Additional Risks
General Risks. All ETFs carry a certain amount of risk. You may lose money on your investment in the fund. The fund is subject to management risk because it is an actively managed fund. The fund may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met.
Cybersecurity Risk. The computer systems, networks, and devices used by the fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the fund and its service providers, systems, networks, or devices potentially can be breached due to both intentional and unintentional events. The fund and its shareholders could be negatively impacted as a result of a cybersecurity breach. Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the fund invests; counterparties with which the fund engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the fund’s shareholders); and other parties.
Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the fund’s business operations, potentially resulting in financial losses; may negatively impact the financial condition of an issuer, counterparty or other market participant; interference with the fund’s ability to calculate its NAV; impediments to trading; the inability of the fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.
In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future. Neither the fund or the Adviser control the cybersecurity systems of issuers or third-party service providers.
Investment Company and ETF Risk. The fund may invest in shares of other investment companies or ETFs. Shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which the fund invests in addition to the fund’s direct fees and expenses. The fund also will incur brokerage costs when it purchases ETFs and closed-end funds. In addition, the fund will be subject to the risks associated with the investment company or ETF's investments. With respect to ETFs that track an index, the price movement of the ETF’s shares may not track the underlying index and may result in a loss. The closed-end investment company or ETF may trade at a price above (premium) or below (discount) their NAV, especially during periods of significant volatility or stress, causing investors to pay significantly more or less than the value of the ETF's underlying portfolio. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the fund.
Securities Lending Risk. To generate additional income, the fund may lend its portfolio securities to financial institutions under guidelines adopted by the Board, including a requirement that the fund receives cash or securities issued by the U.S. government or its agencies or instrumentalities as collateral from the borrower equal to no less than 100% of the market value of the securities loaned. The fund may invest the cash collateral in high quality short-term debt obligations, government obligations, bank guarantees, or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the fund will lose money from the securities received as collateral or the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

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Fund Details
Temporary Strategies
From time to time, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. During these times, the fund may invest up to 100% of its assets in cash and cash equivalents. For example, the fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. Government repurchase agreements. The fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. These investments may prevent the fund from achieving its investment objective. If the fund acquires securities of money market funds, the shareholders of the fund will be subject to duplicative management fees and other expenses.
Portfolio Holdings Disclosure
Information about the fund’s daily portfolio holdings is available at www.diamond-hill.com. A complete description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio holdings is available in the fund’s Statement of Additional Information (the “SAI”).
Management of the Fund
Diamond Hill Capital Management, Inc. (the “Adviser”), 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215, manages the day-to-day investment decisions of the fund and continuously reviews, supervises and administers the fund's investment programs. The Adviser has been an investment adviser to individuals, pension and profit sharing plans, trusts, corporations and other institutions since June 2, 1988. As of April 30, 2025, the Adviser managed approximately $28.6 billion in assets.
Pursuant to the investment advisory contract between the Adviser and the fund, the Adviser, subject to the supervision of the Board and in conformity with the stated objective and policies of the fund, manages both the investment operations of the fund and the composition of the fund’s portfolios, including the purchase, retention, and disposition of securities. In connection therewith, the Adviser is obligated to keep certain books and records of the fund. The Adviser also administers the corporate affairs of the fund, and in connection therewith, furnishes the fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the fund’s custodian and transfer agent, and the fund’s sub-administrator and sub-fund accountant. The management services of the Adviser are not exclusive under the terms of the investment advisory contract, and the Adviser is free to, and does, render management services to others.
Disclosure regarding the basis for the Board’s approval of the investment advisory contract between the Adviser and the fund will be available in the additional information included in the fund’s financial statements for the year ending December 31, 2025, posted on the fund's website on February 28, 2026.
The fund is authorized to pay the Adviser an annual fee as set forth below:

Fund	Percentage of Average Daily Net Assets
Large Cap Concentrated ETF	0.50%
Portfolio Manager

Fund	Portfolio Manager
Large Cap Concentrated ETF	Austin Hawley
The Portfolio Manager holds ultimate responsibility and accountability for the investment results of the portfolios and have full authority to make all investment decisions.
Mr. Hawley has a Bachelor of Arts degree in History (cum laude) from Dartmouth College, a Masters degree in Business Administration (with distinction) from Tuck School of Business at Dartmouth College, and he holds the CFA designation. He has been an investment professional with the Adviser since August 2008. Mr. Hawley currently serves as a Portfolio Manager for the Adviser. From July 1999 to July 2002, Mr. Hawley was an Investment Associate at Putnam Investments. He was an Equity Analyst at Putnam Investments from July 2004 to July 2008.
The SAI Information provides additional information about the portfolio manager’s compensation structure, other managed accounts and ownership of securities in managed fund(s).

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Your Account
Pricing Your Shares
All investors, including retail investors and Authorized Participants buy and sell shares in secondary market transactions through brokers at market price.
Only Authorized Participants may buy and redeem shares from the fund directly and those transactions are effected at the fund’s NAV. The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business (“open business day”). The NAV is calculated by dividing the value of the fund’s total assets (including interest and dividends accrued but not yet received), minus liabilities (including accrued expenses), by the total number of shares outstanding. The market value of the fund’s investments is determined primarily on the basis of readily available market quotations.
If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the NYSE or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by the Board. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. To the extent that the fund invests in securities that are primarily listed on markets that trade on weekends or other days when the fund is closed, the value of the fund’s shares may change on days when you will not be able to purchase or sell your shares. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.
How to Buy and Sell Shares
Most investors will buy and sell shares in secondary market transactions through brokers and, therefore, must have a brokerage account to buy and sell shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market on each leg of a round trip (purchase and sale) transaction. The price at which you buy or sell shares (i.e., the market price) may be more or less than the NAV of the shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the fund and no minimum number of shares you must buy.
Shares are listed for trading on the Exchange under the symbol [TICKER]. The Exchange is open for trading Monday through Friday and closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Only Authorized Participants may buy and redeem shares from the fund directly and those transactions are made at NAV and only in Creation Units.
A creation transaction, which is subject to acceptance by the distributor and the fund, generally takes place when an
Authorized Participant deposits into the fund a designated portfolio of securities (“Deposit Securities”) (including any portion of such securities for which cash may be substituted) and a specified amount of cash, together with a purchase transaction fee, in exchange for a specified number of Creation Units. The composition of such portfolio generally corresponds pro rata to the holdings of the fund, except in certain circumstances. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities (including any portion of such securities for which cash may be substituted) held by the Fund and a specified amount of cash, together with a redemption transaction fee. Except when aggregated in Creation Units, shares are generally not redeemable.
The prices at which creations and redemptions occur are based on the next calculation of NAV after a creation or redemption order is received in an acceptable form under the authorized participant agreement.
The fund collects standard creation and redemption transaction fees from Authorized Participants to offset transfer and other transaction costs with the issuance and redemptions of Creation Units. The standard creation and redemption transaction fees are described in the SAI.
The fund reserves the right to make redemptions of shares solely for cash.
Share prices are reported in dollars and cents per share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly-traded shares and shares typically trade in blocks of less than a Creation Unit. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading.
Premium/Discount Information
Shares trade in secondary market transactions through brokers at market prices. The market price of shares may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of shares.
Book Entry
Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding shares and is recognized as the owner of all shares for all purposes.
Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations, and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.
Distribution
The distributor, Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), is a broker-dealer registered with the SEC. The distributor distributes Creation Units for the fund on an agency basis and

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does not maintain a secondary market in Shares. The distributor has no role in determining the policies of the fund or the securities that are purchased or sold by the fund.
Additional Compensation to Financial Intermediaries
The Adviser may make payments to financial intermediaries that can be categorized as “service-related” or “distribution-related.”
Payments made by the Adviser to financial intermediaries to compensate or reimburse them for administrative or other client services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, record keeping and other shareholder services are categorized as “servicing related.” Payments made pursuant to such agreements generally are based on either (a) a percentage of the average daily net assets of clients serviced by such financial intermediaries, or (b) the number of accounts serviced by such financial intermediary.
Distribution-related payments may be made on the basis of the sales of shares attributable to that intermediary, the average net assets of the fund and other Diamond Hill Funds attributable to the accounts of that intermediary and its clients, negotiated lump sum payments for distribution services provided, or similar fees.
Market Timing and Frequent Trading Policy
The fund imposes no restrictions on the frequency of purchases and redemptions of shares. In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by fund shareholders. Purchases and redemptions by Authorized Participants, who are the only parties that may purchase or redeem shares directly with the fund, are an essential part of the ETF process and help keep share trading prices in line with NAV. As such, the fund accommodates frequent purchases and redemptions by Authorized Participants. Individual investors may only trade shares the secondary market. Because the secondary market trades do not directly involve the fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the fund’s trading costs and the realization of capital gains. The fund also employs fair value pricing and may impose transaction fees on purchases and redemptions of Creation Units to cover the custodial and other costs incurred by the fund in effecting trades. In addition, the fund and the Adviser reserve the right to reject any purchase order at any time and to impose restrictions on disruptive or excessive trading in Creation Units.
Distribution and Taxes
Ordinarily, dividends from net investment income, if any, are declared and paid annually by the fund. The fund distributes its net realized capital gains, if any, to shareholders annually.
Distributions in cash may be reinvested automatically in additional whole shares only if the broker through whom you purchased shares makes such option available. Your broker is responsible for distributing the income and capital gain distributions to you.
Tax Considerations. The following information is provided to help you understand the income and capital gains you may earn while you own fund shares, as well as the federal income taxes you may have to pay. The amount of any distribution varies and there is no guarantee the funds will pay either income dividends or capital gain distributions. For tax advice about your personal tax situation, please speak with your tax adviser.
The fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended. As a regulated investment company, the fund generally pays no federal income tax on the income and gains distributed to shareholders. The fund may distribute income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the fund.
Unless your investment in shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:
•The fund makes distributions,
•You sell your shares listed on the Exchange, and
•You purchase or redeem Creation Units (Authorized Purchasers only).
Taxes on Distributions. Distributions from the fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their shares at the rate for net capital gain. A part of the fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends the fund receives from domestic corporations subject to federal income tax (excluding real estate investment trusts) and excludes dividends from foreign corporations -- subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.
In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the fund (if that option is available). . Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held shares.
Distributions in excess of the fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in shares and as capital gain thereafter. A distribution will reduce the fund’s NAV per share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.
No dividend reinvestment service is provided by the Trust. Broker-dealers may make the DTC book-entry Dividend Reinvestment Program available to beneficial owners of fund shares for the reinvestment of distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation.
Taxes on the Sale of Exchange-Listed Shares. Any capital gain or loss realized upon a sale of shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less. The ability to deduct capital losses from sales of shares may be limited.

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Taxes on Purchase and Redemption of Creation Units. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any cash component it pays. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the shares being redeemed and the value of the securities. The Internal Revenue Service (“IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.
Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as short-term capital gain or loss if the shares have been held for one year or less.
If an Authorized Participant purchases or redeems Creation Units, the Authorized Participant will be sent a confirmation statement showing how many shares it purchased or sold and at what price. See “Taxes” in the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and the fund’s obligation to report basis information to the IRS.
Tax Status for Retirement Plans and Other Tax-Deferred Accounts. When you invest in the fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.
Backup Withholding. By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that: (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You may also be subject to withholding if the IRS instructs us to withhold a portion of your distributions and proceeds. When withholding is required, the amount is 24% of any distributions or proceeds paid.
This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or non-U.S. tax consequences before making an investment in the fund.
Householding
Householding is an option available to certain investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of the fund’s prospectus and each annual and semi-annual report can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding is available through certain broker-dealers. If you wish to receive individual copies of these documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Financial Highlights
The financial highlights tables are intended to help you understand the fund’s and Predecessor Fund’s (Class Y) financial performance for the past five years [and for the six-month period ended June 30, 2025] [TO BE INSERTED]. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Predecessor Fund’s Class Y shares (assuming reinvestment of all dividends and distributions).

DIAMOND HILL FUNDS| PROSPECTUS|____________| DIAMOND-HILL.COM 9

Investment Adviser
Diamond Hill Capital Management, Inc.
325 John H. McConnell Boulevard, Suite 200
Columbus, Ohio 43215
Custodian and Transfer Agent
State Street Bank and Trust Company
One Congress Street
Suite 1
Boston, MA 02114
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, Ohio 44115
Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101
Distributor
Foreside Financial Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
For Additional Information, call
Diamond Hill Large Cap Concentrated ETF
Toll Free 855-255-8955

To Learn More
Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on fund policies and operations. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders and in Form N-CSR. In the fund's annual report, you will find a discussion of investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR, you will find the fund's annual and semi-annual financial statements.
Call the fund at 855-255-8955 between the hours of 8:00 a.m. and 5:00 p.m. Eastern time on days the fund is open for business to request free copies of the Financial Statements, the SAI and the fund's annual and semi-annual reports, to request other information about the fund and to make shareholder inquiries. On days when the Exchange closes early, the call center hours will be reduced accordingly.
The fund's Financial Statements and Additional Information, the SAI, the annual and semi-annual reports to shareholders are also available, free of charge, on the fund's Internet site at www.diamond-hill.com/documents.
You may obtain reports and other information about the fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
Investment Company Act #811-08061
STATPRO [ ]

SUBJECT TO COMPLETION

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Statement of Additional Information
[ ], 2025

Diamond Hill Large Cap Concentrated ETF
[TICKER]

[ ] (the “Exchange”)

(A Fund or Series of Diamond Hill Funds)

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus dated [ ], 2025. The Fund's Prospectus is incorporated by reference into this SAI. A free copy of the Prospectus can be obtained by writing the Fund’s sub-fund accounting agent at P.O. Box 46707, Cincinnati, OH 45246 or by calling 1-888-226-5595. You may also obtain a copy of the Prospectus, the financial statements and additional information or annual reports by visiting www.diamond-hill.com/documents.

DESCRIPTION OF THE TRUST
Diamond Hill Funds (the “Trust”) currently offers twelve series of shares, Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Mid Cap Fund, Diamond Hill Large Cap Fund, Diamond Hill Large Cap Concentrated ETF, Diamond Hill Select Fund, Diamond Hill Long-Short Fund, Diamond Hill International Fund, Diamond Hill Short Duration Securitized Bond Fund, Diamond Hill Securitized Total Return Fund, Diamond Hill Core Bond Fund, and Diamond Hill Core Plus Bond Fund (each individually a “Diamond Hill Fund” and collectively the “Diamond Hill Funds”). The Trust is an open-end investment company of the management type registered under the Investment Company Act of 1940, as amended (the “Company Act”), and was established under the laws of Ohio by a Fourth Amended and Restated Declaration of Trust dated [ ], 2025 ("Trust Agreement"), as amended. The Trust Agreement permits the trustees (“Trustees”) of the Trust’s board of trustees (“Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value (the “Shares”). This SAI relates only to the Diamond Hill Large Cap Concentrated ETF (the “Fund”). The Fund is “non-diversified” as defined in the Company Act, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund.
On September [____], 2025, the Diamond Hill Large Cap Concentrated Fund (the “Predecessor Fund”) reorganized into the Fund and adopted the prior performance and financial history of the Predecessor Fund, which operated as a mutual fund. The Fund is an exchange-traded fund and not a mutual fund.
Each Share of a Diamond Hill Fund represents an equal proportionate interest in the assets and liabilities belonging to that Diamond Hill Fund with each other Share of that Diamond Hill Fund and is entitled to such dividends and distributions out of income belonging to the Diamond Hill Fund as are declared by the Trustees. The Shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the Shares of any Diamond Hill Fund into a greater or lesser number of Shares of that Diamond Hill Fund so long as the proportionate beneficial interest in the assets belonging to that Diamond Hill Fund and the rights of Shares of any other Diamond Hill Fund are in no way affected. In case of any liquidation of a Diamond Hill Fund, the holders of Shares of the Diamond Hill Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that Diamond Hill Fund. Expenses attributable to any Diamond Hill Fund are borne by that Diamond Hill Fund. Any general expenses of the Trust not readily identifiable as belonging to a particular Diamond Hill Fund are allocated by, or under the direction of, the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable for further calls or assessments by the Trust without their consent.
Any Trustee may be removed by vote of the shareholders holding not less than two-thirds of the outstanding Shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole Share they own and fractional votes for fractional Shares they own. All Shares of a Diamond Hill Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each Share of a Diamond Hill Fund is subject to redemption at any time if the Board determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund’s shareholders.
The Fund may issue an unlimited number of Shares of beneficial interest. The Fund issues and redeems Shares at net asset value (“NAV”) only in aggregations of Shares (each a “Creation Unit”). The Fund issues and redeems Creation Units principally in exchange for a basket of securities (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus a transaction fee. The Cash Component is comprised of a “Balancing Amount” as well as any cash in lieu of securities (as described below). The Balancing Amount is equal to the difference between the NAV of the Shares (per Creation Unit) and the market value of the Deposit Securities. If the Balancing Amount is a positive number (i.e., the NAV attributable to a Creation Unit exceeds the market value of the Deposit Securities), the Balancing Amount will be such positive amount. If the Balancing Amount is a negative number (i.e., the NAV attributable to a Creation Unit is less than the market value of the Deposit Securities), the Balancing Amount will be such negative amount, and the creator will be entitled to receive cash from the Fund in an amount equal to the Balancing Amount. The Balancing Amount serves the function of compensating for any differences between the NAV attributable to a Creation Unit and the market value of the Deposit Securities. Shares are listed, subject to notice of issuance, on the Exchange. Shares trade on the Exchange at market prices that may be below, at, or above NAV. In the event of the liquidation of the Fund, a share split, reverse split or the like, the Trust may revise the number of Shares in a Creation Unit.

Exchange Listing and Trading
Shares of the Fund are listed for trading, and trade throughout the day, on the Exchange. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Exchange will consider the suspension of trading and delisting of the Shares of the Fund if (i) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Company Act, (ii) following the initial 12-month period after commencement of trading of Fund Shares, there are fewer than 50 beneficial holders of Shares of the Fund, (iii) any other applicable listing requirements set forth in the Exchange’s listing rules are not continuously maintained, or (iv) any other event occurs or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. The Exchange will also remove shares of the Fund from listing and trading upon termination of the Fund or in the event the Fund does not comply with the continued listing standards of the Exchange.
As in the case of other publicly traded securities, when you buy or sell shares of the Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS
This section contains additional information regarding some of the investments the Fund can make and some of the techniques it may use, as well as related risks.
Borrowings
The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. If the Fund utilizes borrowings, for investment purposes or otherwise, it may pledge up to 33 ⅓% of its total assets to secure such borrowings. Provisions of the Company Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative or emergency purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on NAV of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.
Investment Company Securities
The Fund may invest in securities issued by other investment companies, including various ETFs and closed-end funds, subject to applicable limitations under Section 12(d)(1) of the Company Act. Pursuant to Section 12(d)(1), the Fund may invest in the securities of another investment company (the “acquired company”) provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) securities issued by the acquired company and all other investment companies (other than treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. To the extent allowed by law or regulation, the Fund may invest its assets in securities of investment companies that are money market funds in excess of the limits discussed above. Section 12(d)(1) of the Company Act also restricts investments by other registered investment companies in the Fund. However, Rule 12d1-4 under the Company Act permits registered investment companies to acquire securities of another investment company beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with that Fund regarding the terms of the investment.
Securities of other investment companies will be acquired by the Fund to the extent consistent with its investment objective and strategies. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including management fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investing in another investment company will also subject a Fund to the risks associated with the other investment company.
The value of the ETF and closed-end fund shares is set by the transactions on the secondary market and may be higher or lower than the value of the portfolio securities that make up the ETF or closed-end fund. The Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in the Fund.
Non-U.S. Investments
The Fund may only invest in the equity securities of non-U.S. companies by purchasing ADRs, which typically are issued by local financial institutions and evidence ownership of the underlying securities. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. Depositary receipts may or may not be jointly sponsored by the underlying issuer. The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the U.S., considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. In addition, non-U.S. companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the U.S. Certain depositary receipts are not listed on an exchange and therefore may be considered to be illiquid securities.
Companies with a primary listing on a U.S. stock exchange or that have their principal place of business or operations in the U.S. are considered to be U.S. companies.
Illiquid Securities
The Fund may hold up to 15% of its assets (valued at the purchase date) in securities that have limited liquidity or become illiquid. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. The price the Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. The Fund is subject to a risk that should the Fund decide to sell illiquid securities when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected.
Real Estate Investment Trusts
REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs generally are classified as equity REITs, mortgage REITs or hybrid REITs. An equity REIT, which owns properties, generates income from rental and lease properties. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs are designed to strike a balance between equity investments and mortgage-backed investments and derive their income from the collection of rents, the realization of capital gains from the sale of properties and from the collection of interest payments on outstanding mortgages held within the trust.
The value of real estate securities in general and REITs in particular, will depend on the value of the underlying properties or the underlying loans or interests. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund, though not invested directly in real estate, still is subject to the risks associated with investing in real estate, which include:
• possible declines in the value of real estate
• risks related to general and local economic conditions
• possible lack of availability of mortgage funds
• overbuilding
• changes in interest rates
• environmental problems

Investing in REITs involves certain risks in addition to those risks associated with investing in the real estate industry in general, which include:
• dependency upon management skills
• limited diversification
• the risks of financing projects
• heavy cash flow dependency
• default by borrowers
• self-liquidation
• possibility of failing to maintain exemptions from the Company Act
• in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility
Repurchase Agreements
Under the terms of a repurchase agreement, the Fund would acquire securities from a seller, also known as the repurchase agreement counterparty, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).
If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent under U.S. law and there may be no controlling legal precedents under the laws of certain non-U.S. jurisdictions confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although (with respect to repurchase agreements subject to U.S. law) the Board believes that, under the regular procedures normally in effect for custody of the Fund’s securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered by the SEC to be loans by the Fund under the Company Act.
Repurchase agreement counterparties include Federal Reserve member banks with assets in excess of $1 billion and registered broker dealers that the Adviser deems creditworthy under guidelines approved by the Board.
Temporary Strategies
From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year) or securities of money market funds or U.S. Government repurchase agreements. The Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, the Fund may not achieve its investment objective. If the Fund acquires securities of money market funds, the shareholders of the Fund will be subject to duplicative management fees and other expenses.
U.S. Equity Securities
Equity securities consist of common and preferred stocks, rights, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Preferred stock is a class of ownership in a corporation that has a higher claim on the assets and earnings than common stock. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.

Equity securities include SPDRs and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stock included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments may track the movement of other stock indexes.
The Fund may invest in non-U.S. equity securities by purchasing ADRs. ADRs are certificates evidencing ownership of shares of a non-U.S.-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest in ADRs, such investments may be subject to special risks. See “Non-U.S. Investments” section for additional information.
Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and NAV of the Fund will fluctuate. Securities in the Fund’s portfolio may decrease in value or not increase as much as the market as a whole. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.
The value of the Fund's investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the Fund, particular industries or overall securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value. A variety of factors including interest rate levels, recessions, inflation, U.S. economic growth, war or acts of terrorism, natural disasters, political events, supply chain disruptions, staff shortages and widespread public health issues affect the securities markets. Pandemics and other wide-spread public health events can result in significant disruptions to economies and markets, adversely impacting individual companies, sectors, industries, currencies, interest and inflation rates, credit ratings and investor sentiment. The duration and extent of such events over the long-term cannot be reasonably estimated at this time. Governmental responses to these events may negatively impact the capabilities of the Fund's service providers and disrupt the Fund's operations. These events may result in substantial market volatility and may adversely impact the prices and liquidity of the Fund's investments.
At times, a portion of the Fund may be invested in companies with short operating histories (“new issuers”) and in initial public offerings (“IPOs”), and such investments could be considered speculative. New issuers are relatively unseasoned and may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. New issuers will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. To the extent the Fund invests in smaller capitalization companies, the Fund will also be subject to the risks associated with such companies. Smaller capitalization companies, IPOs and new issuers may experience lower trading volumes than larger capitalization, established companies and may experience higher growth rates and higher failure rates than larger capitalization companies. Smaller capitalization companies, IPOs and new issuers also may have limited product lines, markets or financial resources and may lack management depth.
U.S. Government Obligations
U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the U.S., and separately traded principal and interest component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and CUBES. U.S. government obligations are subject to market risk, interest rate risk and credit risk.
The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities.
Other obligations include those issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the “full faith and credit” of the U.S. Securities which are backed by the full faith and credit of the U.S. include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the U.S., the Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the U.S. include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Banks and the U.S. Postal

Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by Freddie Mac and Fannie Mae, which are supported only by the credit of such securities, but for which the Secretary of the U.S. Treasury has discretionary authority to purchase limited amounts of the agency’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.
The total public debt of the U.S. and other countries around the globe as a percent of gross domestic product has grown rapidly since the beginning of the 2008 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt level may increase market pressures to meet government funding needs, which may drive debt cost higher and cause a country to sell additional debt, thereby increasing refinancing risk. A high national debt also raises concerns that a government will not be able to make principal or interest payments when they are due. Unsustainable debt levels can cause devaluations of currency, prevent a government from implementing effective counter-cyclical fiscal policy in economic downturns, and contribute to market volatility.
In the past, U.S. sovereign credit has experienced downgrades and there can be no guarantee that it will not experience further downgrades in the future by rating agencies. The market prices and yields of securities supported by the full faith and credit of the U.S. Government may be adversely affected by a rating agency’s decision to downgrade the sovereign credit rating of the U.S.
Other Risks
Securities Lending
To generate additional income, the Fund may lend up to 33-1/3% of its total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent.
Loans are subject to termination by the Fund or the borrower at any time, and therefore, are not considered to be illiquid investments. The Fund does not have the right to vote proxies for securities on loan. However, the Adviser may terminate a loan if the vote is considered material with respect to an investment.
Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of collateral posted. There are no limits on the number of borrowers the Fund may use and the Fund may lend securities to only one or a small group of borrowers.
To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the Adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.
Operational Risk
An investment in the Fund can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors, or breaches could result in a loss of information, regulatory scrutiny, reputational damage, or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.
Cybersecurity Risk
The computer systems, networks, and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, and security breaches. Despite the various protections utilized by the Fund and it service providers, systems, networks, or devices potentially can be breached due to both intentional and unintentional events. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.
Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund's shareholders); and other parties. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund's business operations, potentially resulting in financial losses; may negatively impact the financial condition of an issuer, counterparty or other market participant; interference with the Fund's ability to calculate their NAVs; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information. rIn addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future. Neither the Fund nor the Adviser control the cybersecurity systems of issuers or third-party service providers.
Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund's business operations, potentially resulting in financial losses; may negatively impact the financial condition of an issuer, counterparty or other market participant; interference with the Fund's ability to calculate their NAVs; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future. Neither the Fund nor the Adviser control the cybersecurity systems of issuers or third-party service providers.
Cash Transactions Risk
The Fund may effect its creations and redemptions in cash or partially in cash. If the Fund does so, it may be less tax-efficient than an investment in other ETFs, and the Fund may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Risk of Having a Transferred Basis in Shares
An investment in shares may be less tax efficient than an investment in other ETFs because the Fund’s initial portfolio was deposited in-kind by seed investors whose cost basis in the securities was lower than the market value of such securities on the date of such deposit. Under the Internal Revenue Code of 1986, as amended (the “Code”), such in-kind contribution resulted in the seed investors’ lower basis in those securities being transferred to the Fund. As a result, if any securities with the lower basis are sold by the Fund, the Fund will realize higher amounts of realized gains upon the sale of such portfolio securities than otherwise would be the case had the Fund not received such in-kind deposit, and may be required to distribute capital gains, including long-term capital gains, to all shareholders (inclusive of, but not limited to, the seed investors) upon the sale of such portfolio securities. Please consult your tax advisor about the potential tax consequences. Nonetheless, because the Fund intends to transact with Authorized Participants primarily in kind, it does not currently anticipate significant tax impacts to investors as a result of the in-kind seed investment. [TBD if needed – only if 351 conversions go forward.]
INVESTMENT LIMITATIONS
Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”) (i.e., they may not be changed without the affirmative vote of a majority of the outstanding Shares of the Fund). As used in the Prospectus and this SAI, the term “majority” of the outstanding Shares of the Fund means the lesser of: (1) 67% or more of the outstanding Shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding Shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding Shares of the Fund. Other investment practices that may be changed by the Board without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered nonfundamental (“Nonfundamental”).
1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank or from another Fund of the Trust, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowing and repurchase commitments of the Fund pursuant to reverse repurchase transactions.
2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is (a) consistent with or permitted by the Company Act the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and this SAI.
3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.
4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).
5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or have a significant portion of their assets in commodities.
6. Loans. The Fund will not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements, or to acquisitions of loans, loan participations or other forms of debt instruments.
7. Concentration. The Fund will not invest 25% or more of its respective total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.
With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.
With respect to paragraph 1 above, if asset coverage on borrowing at any time falls below 300% for the Fund, within three days (or such longer period as the SEC may prescribe by rule or regulation) the Fund will reduce the amount of its borrowings to the extent that asset coverage of such borrowings will be at least 300%.
Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association, corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation, or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation, or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.
Nonfundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Nonfundamental (see “Investment Limitations” above).
1. Pledging. The Fund will not mortgage, pledge, hypothecate, or in any manner transfer, as security for indebtedness, any of its assets except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.
2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.
3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.
4. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and this SAI.
5. Reverse Repurchase Agreements. The Fund will not enter into reverse repurchase agreements.

THE INVESTMENT ADVISER
Diamond Hill Capital Management, Inc., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215 (the “Adviser”) is the investment adviser for the Fund. The Adviser is a wholly-owned subsidiary of Diamond Hill Investment Group, Inc. (“DHIL”).
Under the terms of the Fund's investment management agreement with the Adviser (the “Management Agreement”), the Adviser manages the Fund's investments. As compensation for management services, the Fund is obligated to pay the Adviser fees computed and accrued daily and paid monthly at the annual rates set forth below:

Fund	Percentage of Average Daily Net Assets
Large Cap Concentrated ETF	0.50%
The Fund has not yet paid investment management fees since it has not yet commenced operations. The Predecessor Fund paid investment management fees to the Adviser for the following fiscal periods:

Fund	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023	Fiscal Year Ended December 31, 2022
Predecessor Fund	$159,606	$126,448	$100,154
The Adviser retains the right to use the name “Diamond Hill” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Diamond Hill” automatically ceases ninety days after termination of the Management Agreement and may be withdrawn by the Adviser on ninety days written notice.
The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Fund may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.
Under the terms of the Fund's administrative and fund accounting agreement (the “Administration Agreement”) with Diamond Hill Capital Management, Inc. (the “Administrator”), the Administrator renders all administrative, fund accounting, and supervisory services to the Fund. The Administrator oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Administrator also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records that are required pursuant to Rule 31a-1 promulgated under the Company Act. The Administrator is also responsible for the equipment, staff, office space, and facilities necessary to perform its obligations. The Administrator may delegate any or all of its responsibilities under the Administration Agreement to one or more third-party service providers.
Under the Administration Agreement, the Administrator assumes and pays all ordinary expenses of the Fund not assumed by the Fund. The Fund pays all brokerage fees and commissions, custodian fees, taxes, borrowing costs, expenses related to conducting shareholders’ meetings and proxy solicitations, fees and extraordinary or non-recurring expenses.
Pursuant to the Administration Agreement, the Administrator receives a fee, which is paid monthly at an annual rate of 0.05% of the Fund's average daily net assets. Pursuant to the Administration Agreement, the Administrator received a fee, paid monthly at an annual rate of 0.05% of the Predecessor Fund’s average daily net assets of Class Y Shares. The Predecessor Fund paid the following total administrative services fees to the Administrator for the following fiscal periods:

Fund	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023	Fiscal Year Ended December 31, 2022
Predecessor Fund	$32,499	$24,731	$16,974

Portfolio Manager Compensation
All of the Portfolio Managers of the Adviser (“Portfolio Managers”) are paid a competitive base salary based on experience, external market comparisons to similar positions, and other business factors. To align their interests with those of shareholders, all Portfolio Managers also participate in an annual cash and equity incentive compensation program that is based on:
• The long-term pre-tax investment performance of the fund(s) that they manage and the related investment composite(s) of the Adviser;
• The Adviser’s assessment of the investment contribution they make to funds they do not manage;
• The Adviser’s assessment of each Portfolio Manager’s overall contribution to the development of the investment team through ongoing discussion, interaction, feedback, and collaboration; and
•    The Adviser’s assessment of each Portfolio Manager’s contribution to client service, marketing to prospective clients and investment communication activities.
Long-term performance is defined as the trailing five years (performance of less than five years is judged on a subjective basis).
Incentive compensation is paid annually from an incentive pool that is determined based on several factors, including investment results in client portfolios, revenues, employee performance, and industry operating margins. Portfolio Manager compensation is not directly tied to product asset growth or revenue. However, both of these factors influence the size of the incentive pool, and therefore, indirectly contribute to Portfolio Manager compensation. Incentive compensation is subject to review and oversight by the compensation committee of DHIL’s board of directors. Only independent DHIL directors are members of the compensation committee. The Portfolio Managers are also eligible to participate in the DHIL 401(k) plan (“401K Plan”) and related company match. DHIL also has a deferred compensation plan, whereby each Portfolio Manager is eligible to participate and may voluntarily elect to defer a portion of their incentive compensation. Portfolio Managers are encouraged to invest any deferral of incentive compensation in a Diamond Hill Fund for the entire duration of the deferral.
Portfolio Manager Holdings
Portfolio Managers are encouraged to own Shares of the funds they manage. As the Fund has not yet commenced operations, the Fund's Portfolio Manager has no current investment in the Fund as of the date of this SAI.
Other Portfolio Manager Information
The Portfolio Manager is also responsible for managing certain Diamond Hill Funds and other account portfolios in addition to the Fund. Management of certain Diamond Hill Funds and other accounts in addition to the Fund can present certain conflicts of interest, including those associated with different fee structures, various trading practices, and the amount of time the Portfolio Manager may spend on Diamond Hill Funds and other accounts versus the Fund. The Adviser has implemented specific policies and procedures to address any potential conflicts. The Adviser’s Form ADV Part 2A contains a complete description of its policies and procedures to address conflicts of interest. Below are material conflicts of interest that have been identified and mitigated when managing Diamond Hill Funds and other account portfolios as well as the Fund.
Performance Based Fees
The Adviser manages the Diamond Hill Micro Cap Fund, LP for which its fee is based on the performance of the fund (“Micro Cap”). As a result of the performance-based fee component, the Adviser may receive additional revenue related to Micro Cap. None of the Portfolio Managers receive any direct incentive compensation related to their management of Micro Cap; however, revenues from management of Micro Cap will impact the resources available to compensate Portfolio Managers and all staff.

Trade Allocation
The Adviser manages certain Diamond Hill Funds and numerous other accounts in addition to the Fund. When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transactions with the same broker on a combined or “blocked” basis. Blocked transactions can produce better execution for the Fund because of increased volume of the transaction. However, when another of the Adviser’s clients specifies that trades be executed with a specific broker (“Directed Brokerage Accounts”), a potential conflict of interest exists related to the order in which those trades are executed and allocated. As a result, the Adviser has adopted a trade allocation policy in which all trade orders occurring simultaneously among the Fund and one or more Diamond Hill Funds and other accounts where the Adviser has the discretion to choose the execution broker are blocked and executed first. After the blocked trades have been completed, the remaining trades for the Directed Brokerage Accounts are then executed in random order, through the Adviser’s portfolio management software. When a trade is partially filled, the number of filled Shares is allocated on a pro-rata basis to the appropriate client accounts. Trades are not segmented by investment product.
Code of Ethics and Personal Security Trading
The Adviser and the Trust have adopted a Code of Ethics designed to: (i) demonstrate the Adviser’s duty at all times to place the interest of clients and Fund shareholders first; (ii) align the interests of the Portfolio Manager with clients and Fund shareholders, and (iii) mitigate inherent conflicts of interest associated with personal securities transactions. The Code of Ethics prohibits all employees of the Adviser from purchasing any individual equity and most fixed income securities that are eligible to be purchased by the Diamond Hill Funds. The Code of Ethics also prohibits the purchase of third-party mutual funds in the primary Morningstar categories with which the Adviser competes. In addition, the Portfolio Manager is a significant owner in the Predecessor Fund, thus, aligning its interest with Fund shareholders.
Best Execution and Research Services
The Adviser has controls in place for monitoring trade execution in client accounts, including reviewing trades for best execution. The primary consideration in placing a portfolio transaction with a particular broker is obtaining the most favorable prices for each client under the circumstances of each particular transaction. More specifically, the Adviser will consider the full range and quality of the services offered by a broker. The determination to place a trade with a particular broker will be based on certain considerations, including but not limited to: price competitiveness, execution capability, brokerage and research products, trading expertise in relevant financial instruments, liquidity provision, execution accuracy, commission rates, reputation, integrity, dispute resolution fairness, financial responsibility, and responsiveness in settling trades. Certain broker-dealers that the Adviser uses to execute client trades are also clients of the Adviser and/or refer clients to the Adviser creating a conflict of interest. To mitigate this conflict, the Adviser adopted a policy that prohibits it from considering any factor other than best execution when a client trade is placed with a broker-dealer.
The Adviser may consider the receipt of research services in selecting brokers to execute portfolio transactions for the Fund. Since the Adviser uses client brokerage commissions to obtain research, it receives a benefit because it does not have to produce or pay for the research, products, or services itself. Consequently, the Adviser has an incentive to select or recommend a broker based on its desire to receive research, products, or services rather than a desire to obtain the most favorable execution. Additionally, the research services and other information furnished by brokers through whom the Fund effects securities transactions may be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. There may be a conflict of interest if soft dollars are not spread in the same proportion across all accounts. The Adviser attempts to mitigate these potential conflicts through oversight of the use of commissions by its Best Execution Committee.

Other Accounts Managed by the Portfolio Managers
The following tables indicate the number of other accounts managed by the Portfolio Manager of the Fund and the other assets under management for each type of account as of [ ], 2025.

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Austin Hawley	Registered Investment Company			—	$—
Portfolio Manager	Other Pooled Investment Vehicles			—	$—
	Other Accounts			—	$—

TRUSTEES AND OFFICERS
The names of the Trustees and officers of the Trust ("Officers") are shown below. Each Trustee is an independent and non-interested Trustee as defined in the Company Act.
Trustees

Name and Age	Position Held	Year First Elected a Trustee of the Funds[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee[2]	Other Directorships Held by Trustee[3]
Tamara L. Fagely Year of Birth: 1958	Trustee, Board Chair	Since November 2014	Retired, January 2014 to present; Chief Operations Officer, Hartford Funds, 2012 to 2013; Chief Financial Officer, Hartford Funds, 2010 to 2012; Treasurer, Hartford Funds, 2001 to 2012	13	Diamond Hill
Securitized Credit Fund, August 2024
					to present; Allianz Variable Insurance Products Trust and Allianz Variable Insurance Products Fund of Funds Trust, December 2017 to present; AIM ETF Products Trust, February 2020 to present
Jody T. Foster Year of Birth: 1969	Trustee	Since February 2022	Chief Executive Officer, Symphony Consulting, 2010 to present	13	Diamond Hill Securitized Credit Fund, August 2024 to present; Hussman Investment Trust, June 2016 to present; Forum CRE Income Fund, April 2021 to January 2022
Anthony J. Ghoston Year of Birth: 1959	Trustee	Since May 2022	Chief Executive Officer and President, Informational Resource Consulting, 2020 to present; Retired 2020 to present; President, Chief Operating Officer and Chief Compliance Officer, Dividend Assets Capital, LLC, 2010 to 2020	12	None
John T. Kelly-Jones Year of Birth: 1960	Trustee	Since May 2019	Retired, December 2017 to present; Partner, COO and CCO, Independent Franchise Partners, LLP, June 2009 to November 2017	13	Diamond Hill Securitized Credit Fund, August 2024 to present
Nancy M. Morris Year of Birth: 1952	Trustee	Since May 2019	Retired, August 2018 to present; Chief Compliance Officer, Wellington Management Company LLP, April 2012 to July 2018	12	The Arbitrage Funds, December 2018 to present; AltShares Trust, January 2020 to present

Officers4

Name and Age	Position Held	Year First Elected to Current Officer Position of the Funds[1]	Principal Occupation(s) During Past Five Years
Thomas E. Line Year of Birth: 1967	President	Since May 2020	Chief Executive Officer of the Trust, November 2014 to May 2020; Chief Financial Officer of Diamond Hill Investment Group, Inc., January 2015 to present; Managing Director – Finance of Diamond Hill Investment Group, Inc., April 2014 to December 2014
Karen R. Colvin Year of Birth: 1966	Vice President Secretary	Since November 2011 Since November 2014	Director-Fund Administration & Sales Support, Diamond Hill Capital Management, Inc., June 2009 to present
Alyssa A. Bentz Year of Birth: 1981	Chief Compliance Officer Anti-Money Laundering Officer	Since May 2024 Since May 2024	Chief Compliance Officer of Diamond Hill Capital Management, Inc., May 2024 to present; Chief Compliance Officer, U.S. Bancorp Asset Management, Inc., July 2021 to March 2024; Compliance Manager, U.S. Bancorp Asset Management, Inc., December 2015 to July 2021
Julie A. Roach Year of Birth: 1971	Treasurer	Since October 2017	Director-Fund Administration, Diamond Hill Capital Management, Inc., September 2017 to present

1 Each Trustee is elected to serve in accordance with the Declaration of Trust and Bylaws of the Trust until their resignation, removal or retirement. Trustees have a 15-year term limit. Each Officer is elected by the Trustees for a renewable 1-year term to serve the Trust or until their resignation, removal or retirement. The address for all Trustees and Officers is 325 John H. McConnell Blvd., Suite 200, Columbus, OH 43215.
2 The “Fund Complex” includes the Funds and the Diamond Hill Securitized Credit Fund, a closed-end management investment company that is operated as an interval fund and managed by the Adviser.
3 This includes all directorships (other than those in the Trust) that are held by each Trustee as a director of a public company or a registered investment company in the last 5 years.
4All Officers, excluding Thomas E. Line, also serve as Officers to the Diamond Securitized Credit Fund.
Fund Shares Owned By Trustees As Of December 31, 2024

Name of Trustee		Aggregate Dollar Range of Equity Securities Owned in the Fund Complex Overseen by Trustee[1]
Dollar Range of Equity Securities in the Predecessor Fund
Tamara L. Fagely	None	Over $100,000
Jody T. Foster	None	Over $100,000
Anthony J. Ghoston	Over $100,000	Over $100,000
John T. Kelly-Jones	Over $100,000	Over $100,000
Nancy M. Morris	None	Over $100,000
1 Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and over $100,000.

The compensation paid to the Trustees for the fiscal year ended December 31, 2024 is set forth in the following table:
COMPENSATION TABLE

Trustee	Aggregate Compensation*	Pension or Retirement Benefits Accrued as Part of Fund Expense	Estimated Annual Benefits Upon Retirement	Total Compensation Paid to Trustee
Tamara L. Fagely, Chairperson	$152,000	None	None	$152,000
Jody T. Foster	137,000	None	None	137,000
Anthony J. Ghoston	122,000	None	None	122,000
John T. Kelly-Jones	129,000	None	None	134,000
Nancy M. Morris	122,000	None	None	122,000

* The Trustees are compensated for their services by Diamond Hill Capital Management, Inc. as part of the Administration Agreement for the Diamond Hill Funds and as part of the Administrative and Transfer Agency Services Agreement for the Diamond Hill Securitized Credit Fund.
The Board believes that trustees should have a significant personal investment in the Funds. Trustee compensation, except for that required to meet any tax liability resulting from the receipt of such compensation, must be invested in the Funds, until a $250,000 minimum investment is met. Once the Trustee has $250,000 invested, a minimum of 30 percent of ongoing Trustee compensation must be invested in the Funds and, along with the initial $250,000, must remain invested for the entire term of their trusteeship.

The Board has two standing committees: an Audit Committee and a Nominating and Governance Committee. All Trustees are members of the Audit Committee and the Nominating and Governance Committee.
The Audit Committee’s function is to oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; to oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; and to act as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Audit Committee held two regularly scheduled meetings during the fiscal year ended December 31, 2024. The Board has determined that Tamara L. Fagely and Jody T. Foster, each a member of the Audit Committee, are each an "audit committee financial expert" as defined by the SEC. Ms. Foster serves as the Chair of the Audit Committee.
The Nominating and Governance Committee’s ("Committee") function is to nominate candidates for election to the Board, make nominations for membership on all committees and review committee assignments at least annually. The Committee also reviews as necessary the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need for additional committees of the Board, and whether committees should be combined or reorganized. The Committee makes recommendations for any such action to the full Board. The Committee also considers candidates for trustees nominated by shareholders. Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust at the Trust’s address and the shareholder communication will be forwarded to the Committee Chair for evaluation. The Committee held one regularly scheduled meeting during the fiscal year ended December 31, 2024. John T. Kelly-Jones serves as the Chair of the Committee.
As of April 30, 2025 the Trustees and Officers of the Trust as a group owned less than 1% of the Trust.
The Trust and the Adviser have each adopted a Code of Ethics (together, the “Code of Ethics”) under Rule 17j-1 of the 1940 Act. The personnel subject to the Code of Ethics are prohibited from investing in individual equity securities and certain fixed income securities that are eligible to be purchased by the Funds. The Code of Ethics is available at diamond-hill.com. You may also obtain a copy of the Code of Ethics from the SEC EDGAR web site or by calling the Funds at 1-888-226-5595.
Proxy Voting Policies and Procedures
General Policy
The Trust has delegated proxy voting responsibilities of the Fund to the Adviser, subject to the general oversight of the Board. The Adviser has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule

206(4)-6 under the Investment Advisers Act of 1940, as amended, consistent with its fiduciary obligations and the Proxy Policy has been approved by the Trustees as the policies and procedures that the Adviser will use when voting proxies on behalf of the Fund. The Proxy Policy is designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised prudently and solely in the best economic interests of the Fund and their shareholders considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. Any conflict between the interests of the Fund's shareholders, on one hand, and those of the Adviser or principal underwriter on the other will be reported to the Board and the Board will provide direction to the Adviser on how to vote the proxy.
The Proxy Policy sets forth the Adviser’s voting guidelines. The guidelines contain information about the key objectives in voting proxies, various client and Adviser decision methods, conflicts of interest, general voting principles, and detailed explanations on how the Adviser will typically vote on certain matters that are typically up for shareholder vote. Each vote is ultimately determined on a case-by-case basis, taking into consideration all relevant facts and circumstances at the time of the vote.
How to Obtain More Information
Investors may obtain a copy of the Proxy Policy by writing to the Trust at 325 John H. McConnell Boulevard, Suite 200, Columbus, OH 43215 or by calling the Trust at 888-226-5595. Information about how the Predecessor Fund voted proxies relating to portfolio securities for the 12 month period ended June 30th will be available without charge, upon request, by calling the Trust at 888-226-5595, via a link on the Predecessor Fund's website, diamond-hill.com/about/policies-and-disclosures, and on the SEC’s website at sec.gov.
OTHER INFORMATION CONCERNING THE BOARD OF TRUSTEES
Leadership Structure and Board of Trustees
The primary responsibility of the Board is to represent the interests of the shareholders of the Trust and to provide oversight of the management of the Trust. All of the Trustees are independent of and not affiliated with the Adviser or its affiliates. The same Trustees serve all twelve Diamond Hill Funds and have delegated day-to-day operation to various service providers whose activities they oversee. The Trustees have also engaged legal counsel (who is also legal counsel to the Trust) that is independent of the Adviser or its affiliates to advise them on matters relating to their responsibilities in connection with the Trust. The Trustees meet separately in an executive session on a quarterly basis and meet separately in executive session with the Trust’s Chief Compliance Officer (“CCO”) on a quarterly basis. On an annual basis, the Board conducts a self-assessment and evaluates its structure. Consistent with the Adviser’s governing principles, each of the Trustees is a significant owner of the Diamond Hill Funds with other shareholders (see table set forth above), which is designed to align their interests with those of shareholders. The Board has determined that the leadership and committee structure is appropriate for the Trust and allows the Board to effectively and efficiently evaluate issues that impact the Trust as a whole as well as issues that are unique to each Diamond Hill Fund.
Board Oversight of Risk
The Diamond Hill Funds are subject to a number of risks, including investment, compliance, operational, and financial risks, among others. Risk oversight forms part of the Board’s general oversight of the Diamond Hill Funds and is addressed as part of various Board and committee activities. Day-to-day risk management with respect to the Diamond Hill Funds resides with the Adviser or other service providers, subject to supervision by the Adviser. The Board oversees efforts by management and service providers to manage the risk to which the Diamond Hill Funds may be exposed. For example, the Board meets with Portfolio Managers and receives regular reports regarding investment risk. The Board meets with the CCO and receives regular reports regarding compliance and regulatory risks. In addition, the Board meets with the CCO in executive session on a quarterly basis. The Audit Committee meets with the Trust’s Treasurer and receives regular reports regarding fund operations and risks related to the valuation, liquidity, and overall financial reporting of the Diamond Hill Funds. From its review of these reports and discussions with management, the Board learns about the material risks to which the Diamond Hill Funds are exposed, enabling a dialogue about how management and service providers manage and mitigate those risks.
Not all risks that may affect the Fund can be identified nor can controls be developed to eliminate or mitigate their occurrence or effects. It may not be practical or cost effective to eliminate or mitigate certain risks, the processes and controls employed to address certain risks may be limited in their effectiveness, and some risks are simply beyond the reasonable control of the Fund or the Adviser, its affiliates, or other service providers. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the Fund’s goals. As a result of the foregoing and other factors, the Fund’s ability to manage risk is subject to substantial limitations. The Trustees believe that their current oversight approach is an appropriate way to manage risks facing the Fund, whether investment, compliance, financial, or otherwise. The Trustees may, at any time in their discretion, change the manner in which they conduct risk oversight of the Fund.
Trustee Attributes
    The Board believes each of the Trustees has demonstrated leadership abilities and possesses experience, qualifications, and skills valuable to the Funds. Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.
    Below is additional information concerning each particular Trustee and his/her attributes. The information provided below, and in the chart above, is not all-inclusive. Many Trustee attributes involve intangible elements, such as intelligence, work ethic, the ability to work together and the ability to communicate effectively, exercise judgment, ask incisive questions, manage people and problems or develop solutions.
Tamara L. Fagely was a business executive for a large mutual fund complex for over 20 years leading back office operations that included administration, fund accounting, financial reporting, transfer agent, and technology. Her experience included roles as Treasurer, Chief Financial Officer, and Chief Operations Officer. In addition, Ms. Fagely has management experience in broker/dealer operations and as an audit manager conducting audits of financial service organizations and mutual funds. Ms. Fagely currently serves on the boards of other registered investment companies. Ms. Fagely brings a detailed knowledge of the mutual fund industry and financial expertise to the Board.
Jody T. Foster is the founder and Chief Executive Officer of Symphony Consulting since 2010. She has overseen the development and launch of a variety of investment product offerings. Her experience includes roles as Research Analyst, International Research Manager, Director and Chief Operating Officer . In addition, Ms. Foster has management experience in finance, risk management and accounting. Ms. Foster currently serves on the board of another registered investment company. Ms. Foster brings a detailed knowledge of investment management, mutual fund industry and financial expertise to the Board.
Anthony J. Ghoston is the founder and President of Informational Resources Consulting since 2020. He has focused on partnering with advisors to develop industry-leading investment operations. His experience also includes roles as CEO, President, Director, Chief Compliance Officer and Chief Operating Officer with a registered investment adviser and the fund administration service provider. In addition, Mr. Ghoston has management experience in investment operations, risk management and compliance. Mr. Ghoston brings knowledge and experience of mutual fund operations, controls and oversight to the Board.
John T. Kelly-Jones has more than 20 years’ experience in the investment management industry. Mr. Kelly-Jones was a founding partner, Chief Operations Officer and Chief Compliance Officer of Independent Franchise Partners, LLP (“IFP”), a registered investment adviser, overseeing all operational functions and establishing four funds of different structures. Mr. Kelly-Jones also previously served on the board of one of IFP’s Irish variable capital funds and of one U.S. private investment fund. In addition, he served in various roles and capacities at Morgan Stanley Asset Management, London from September 2002 through June 2009. His experience included working with mutual fund firms and investment advisers. Mr. Kelly-Jones exhibits excellent communication skills, as well as an ability to work effectively with others. Finally, Mr. Kelly-Jones brings a diversity of viewpoint, background and experience to the Board.
Nancy M. Morris has more than 30 years’ experience and leadership within the investment management industry, most recently as Chief Compliance Officer of a large asset manager. During the course of her career, Ms. Morris served as Secretary of the Securities and Exchange Commission and as Deputy Chief Counsel in the Division of Investment Management. Her experience includes addressing investment company regulatory and compliance matters affecting mutual fund firms and investment advisers. Ms. Morris currently serves on the boards of other registered investment companies. Ms. Morris exhibits excellent communication skills, possesses the ability to work collaboratively, and provides diversity of viewpoint and background.

The diversity statistics of the Trustees are below:

Board Diversity Matrix
	Female	Male	Non-Binary
Part I: Gender Identity
Trustees	3	2
Part II: Demographic Background
African American or Black		1
Alaskan Native or Native American
Asian
Hispanic or Latinx
Native Hawaiian or Pacific Islander
White	3	1
Two or More Races or Ethnicities
LGBTQ+
CONTINUOUS OFFERING
The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter. Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Company Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 under the Securities Act is only available with respect to transactions on an exchange.
The Adviser and/or its affiliates (each, as applicable, a “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) the Fund upon launch or thereafter or may purchase Shares from broker-dealers or other investors that have previously provided “seed” for the Fund at its launch or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of the Fund, the Shares will be registered to permit their resale from time to time after purchase. The Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these Shares.
Any such Selling Shareholder may sell all or a portion of the Shares owned by it and offered hereby from time to time directly or through one or more broker-dealers and may also hedge such positions. The Shares may be sold on any national securities exchange on which the Shares are listed or quoted at the time of sale, in the over-the-counter market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected in transactions, which may involve crosses or block transactions. A Selling Shareholder may use any one or more of the following methods when selling Shares:
▪ordinary brokerage transactions through brokers or dealers (who may act as agents or principals) or directly to one or more purchasers;
▪privately negotiated transactions;
▪through the writing or settlement of options or other hedging transactions, whether such options are listed on an options exchange or otherwise; and
▪any other method permitted pursuant to applicable law.
A Selling Shareholder may also loan or pledge shares to broker-dealers that in turn may sell such Shares, to the extent permitted by applicable law. A Selling Shareholder may also enter into options or other transactions with broker-dealers or other financial institutions, or the creation of one or more derivative securities that require the delivery to such broker-dealer or other financial institution of Shares, which Shares such broker-dealer or other financial institution may resell.
A Selling Shareholder and any broker-dealer or agents participating in the distribution of Shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the Securities Act in connection with such sales. In such event, any commissions paid to any such broker-dealer or agent and any profit on the resale of the Shares purchased by them may be deemed to be underwriting commissions or discounts under the Securities Act.
Any such Selling Shareholder who may be deemed an “underwriter” within the meaning of Section 2(a)(11) of the Securities Act will be subject to the applicable prospectus delivery requirements of the Securities Act. As of the date of this SAI, the Fund is not aware of any Selling Shareholder that has a written or oral agreement or understanding, directly or indirectly, with any person to distribute Shares. Upon the Fund being notified in writing by a Selling Shareholder that any material arrangement has been entered into with a broker-dealer for the sale of Shares through a block trade, special offering, exchange distribution or secondary distribution or a purchase by a broker or dealer, the Fund intends to supplement this SAI, if required, pursuant to Rule 497 under the Securities Act, to disclose: (i) the name of such Selling Shareholder and of the participating broker-dealer(s); (ii) the number of Shares involved; (iii) the price at which such Shares were sold; (iv) the commissions paid or discounts or concessions allowed to such broker-dealer(s), where applicable; (v) that such broker-dealer(s) did not conduct any investigation to verify the information set out or incorporated by reference in the Fund’s Prospectus and SAI; and (vi) other facts material to the transaction.
A Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the Securities Exchange Act of 1934, as amended (“Exchange Act”), and the rules and regulations thereunder, including, without limitation, to the extent applicable, Regulation M of the Exchange Act, which may limit the timing of purchases and sales of any of the Shares by the Selling Shareholder and any other participating person. To the extent applicable, Regulation M may also restrict the ability of any person engaged in the distribution of Shares to engage in market-making activities with respect to the Shares. All of the foregoing may affect the marketability of the Shares and the ability of any person or entity to engage in market-making activities with respect to the Shares. There is a risk that the Selling Shareholder may redeem its investments in the Fund or otherwise sell its Shares to a third party that may redeem. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund.
PORTFOLIO TRANSACTIONS AND BROKERAGE
Subject to policies established by the Board, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer, and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.
The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.
Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities, and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund.
The Adviser has entered into Client Commission Agreements with broker/dealers that are involved from time to time in executing, clearing, or settling securities transactions on behalf of the Fund (“CCA Brokers”) that provide for the CCA Brokers to pay a portion of the commissions paid by the Fund for securities transactions (“CCA Commissions”) to providers of research services. Because these research service providers may play no role in executing client securities transactions, any research prepared by that research service provider may constitute third party research. Adviser may use brokerage commissions, including CCA Commissions, from the Fund’s portfolio transactions to acquire research, subject to the procedures and limitations provided in this section.
From time to time, the Adviser prepares a list of providers of research services that have been deemed by the Adviser to provide valuable research (“Research Firms”) as determined by Adviser’s investment staff. CCA Brokers are eligible to be included in the list of Research Firms. All trades with Research Firms will be effected in accordance with Adviser’s obligation to seek best execution for its client accounts. The Adviser uses a vote by its investment staff as a guide for allocating CCA Commissions. Compensation for research may also be made pursuant to commissions paid on trades executed by a Research Firm who is registered as a broker/dealer (“Research Broker”). Under normal circumstances, CCA Brokers are compensated for research solely through trade commissions. To the extent that payments for research to a Research Broker other than a CCA Broker are made pursuant to trade commissions, the Adviser will reduce the amount of CCA Commissions to be paid to that Research Broker for its research. However, the Adviser will reduce the amount of CCA Commissions to be paid to that Research Broker by less than the full amount of trade commissions paid to that Research Broker. Neither the Adviser nor the Fund has an obligation to any Research Firm if the amount of trade commissions and CCA Commissions paid to the Research Firm is less than the applicable non-binding target. The Adviser reserves the right to pay cash to a Research Firm from its own resources in an amount the Adviser determines in its discretion.
The products and services acquired by the Adviser in connection with such arrangements are intended to comply with Section 28(e) of the Securities Act and the SEC’s related interpretive guidance. The Adviser will not cause the Fund or its clients to use trade commissions or CCA Commissions for purposes other than for eligible research and brokerage services or products.
When the Fund and another of the Adviser’s clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined (“blocked”) basis, through one or more broker-dealers, provided that the block is done in a fair and equitable manner and is determined to be timely and in the best interest of each client. Blocked transactions can produce better execution for the Fund and other accounts managed by the Adviser because of the increased volume of each such transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell, or as high a price for any particular portfolio security, if the Adviser is selling the same portfolio security for its other client accounts at the same time. In the event that the entire blocked order is not filled, the shares are allocated on a pro-rata basis to the appropriate client accounts. All blocked orders are allocated to the participating accounts at average cost.
The Fund has not yet paid brokerage commissions since it has not yet commenced operations. The Predecessor Fund paid the following brokerage commissions for the following fiscal periods:

	Fiscal Year Ended December 31, 2024	Fiscal Year Ended December 31, 2023	Fiscal Year Ended December 31, 2022
Predecessor Fund	$4,119	$5,273	$4,407

During the last fiscal year, the Adviser, through agreements or understandings with brokers, or otherwise through an internal allocation procedure, directed the brokerage transactions of the Predecessor Fund to brokers because of research services provided. The following table indicates the amount of these transactions and related commission paid during the period for the Predecessor Fund.

	Amount of Transactions to Brokers Providing Research	Related Commissions
Predecessor Fund	$23,028,641	$3,735
Securities of Regular Broker-Dealers

The table below presents information regarding the securities of the Predecessor Fund's regular broker-dealers (or the parent of the regular broker-dealer) that were held by the Predecessor Fund as of December 31, 2024.

	Regular Broker-Dealer	Holdings ($000s)
Predecessor Fund	Bank of America Corp.	$1,577

Portfolio Holdings Disclosure

Each business day, the Fund’s portfolio holdings information will generally be provided for dissemination through the facilities of the National Securities Clearing Corporation (“NSCC”) and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants (as defined below), and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. Access to information concerning the Fund’s portfolio holdings is permitted to be disclosed to personnel of third-party service providers, including the Fund’s custodian, transfer agent, auditors, sub-administrator, and counsel, as may be necessary to conduct business in the ordinary course in a manner consistent with such service providers’ agreements with the Trust on behalf of the Fund. Such service providers shall not disseminate non-public Fund information.
The Distributor (as defined below) may also make available portfolio holdings information to other institutional market participants and entities that provide information services. This information typically reflects the Fund’s anticipated holdings on the following business day. Other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, portfolio holdings information that is not filed with the SEC or posted on the publicly available website online may be provided to third parties only in limited circumstances, as described below.
Exception to the Fund’s normal business practice with respect to portfolio holdings disclosure may be made, provided that the disclosure is deemed to be in the best interests of shareholders and the party receiving the portfolio holdings signs a confidentiality agreement or the policies of the recipient are determined to be adequate to protect the integrity and confidentiality of the information. In no event shall portfolio holdings information be disclosed for compensation. In order to avoid conflicts of interest between the Fund’s shareholders and the Adviser, any exceptions must be approved in writing by the Fund’s President and Treasurer and any such exceptions granted will be presented to the Board on a quarterly basis for their review.
Consistent with applicable law, portfolio holdings of the Fund will also be disclosed on a quarterly basis on forms required to be filed with the SEC as follows: (i) portfolio holdings as of the end of each fiscal year ending December 31 will be filed as part of the annual report filed on Form N-CSR; (ii) portfolio holdings as of the end of each month will be filed on Form N-PORT; and (iii) portfolio holdings as of the end of the six-month period ending June 30 will be filed as part of the semi-annual report filed on Form N-CSR. The Fund’s Form N-CSR and Form N-PORT (at quarter-end) will be available on the SEC’s website at www.sec.gov. No later than 60 days after the end of each month, each fund will make available a complete uncertified schedule of its portfolio holdings as of the last day of that month. In addition to this monthly disclosure, each fund may also make publicly available its portfolio holdings at other dates as determined from time to time.

PAYMENTS TO FINANCIAL INTERMEDIARIES
Payment of Additional Cash Compensation
On occasion, the Adviser may make payments out of its resources and legitimate profits, which may include profits the Adviser derives from investment advisory fees paid by the Fund, to financial intermediaries as incentives to market the Fund, to cooperate with the Adviser’s promotional efforts, or in recognition of the provision of administrative services and marketing and/or processing support. These payments are often referred to as “additional cash compensation” or “revenue sharing”. The payments are made pursuant to agreements between financial intermediaries and the Adviser and do not affect the price investors pay to invest in Shares of the Fund, the amount the Fund will receive as proceeds from such sales, or the amount of other expenses paid by the Fund.
Additional cash compensation payments may be used to pay financial intermediaries for: (i) transaction support, including any one-time charges for establishing access to Fund Shares on particular trading systems (known as “platform access fees”); (ii) program support, such as expenses related to including the Fund in retirement programs, fee-based advisory or wrap fee programs, fund supermarkets, bank or trust company products, and/or insurance programs (e.g., individual or group annuity contracts); (iii) placement by a financial intermediary on its offered, preferred, or recommended fund list; (iv) marketing support, such as providing representatives of the Adviser access to sales meetings, sales representatives and management representatives; (v) firm support, such as business planning assistance, advertising, and assistance with educating sales personnel about the Fund and shareholder financial planning needs; and (vi) providing other distribution-related or asset retention services. Additional cash compensation payments generally are structured as basis point payments on assets, gross or net sales or, in the case of platform access fees, fixed dollar amounts.
Neither the Adviser nor Foreside Financial Services, LLC (the “Distributor”) made any payments of additional cash compensation in the last fiscal year, as the Fund has not yet commenced operations.
In addition to member firms of the Financial Industry Regulatory Authority, the Adviser also reserves the ability to make payments, as described above, to other financial intermediaries that sell or provide services to the Fund and shareholders, such as banks, insurance companies, and plan administrators. These firms are not included in this list and may include affiliates of the Adviser. You should ask your financial intermediary whether it receives additional cash compensation payments, as described above, from the Adviser.
The Adviser may also pay non-cash compensation to financial intermediaries and their representatives in the form of: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national conferences or seminars. Such non-cash compensation will be made subject to applicable law.
DETERMINATION OF SHARE PRICE
The price of the Shares of the Fund is based on the Fund’s NAV per Share next determined after the order is received. The NAV is calculated at the close of trading (normally 4:00 p.m., Eastern Time (“ET”)) on each day the Exchange is open for business (“open business day”). Should the Exchange experience an unexpected market closure or restriction on trading during or on what is expected to be an open business day, the Fund will make a determination whether to calculate the NAV at the times as described above (and value the securities as described below in this SAI and in the Prospectus) or to suspend the determination of the NAV based on available information at the time of or during the unexpected closure or restriction on trading. . Only Authorized Participants may buy and redeem shares from the Fund at NAV.
HOW TO BUY AND SELL SHARES

Most investors will buy and sell shares throughout the day in secondary market transactions through brokers. The price at which an investor buys or sells shares (i.e., the market price) may be more or less than the NAV of the shares. When buying or selling shares through a broker, investors will incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered prices in the secondary market on each leg of a round trip (purchase and sale) transaction.
Only Authorized Participants may buy and redeem shares from the Fund directly and those transactions are made only in Creation Units.

Creation Units
The Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the Exchange is open for business. As of the date of this SAI, the Exchange observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Authorized Participants
Only Authorized Participants that have entered into agreements with the Distributor may purchase or redeem Creation Units. In order to be an Authorized Participant, a firm must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the NSCC or a participant in DTC with access to the DTC system (“DTC Participant”), and the Authorized Participant must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units. There are expected to be a limited number of Authorized Participants that have entered into Participant Agreements with the Fund at any one time.
Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant must still transact through an Authorized Participant and may incur additional charges.
Orders must be transmitted by an Authorized Participant by a transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.
Transaction Fees
A fixed fee payable to State Street Bank and Trust Company (“State Street” or “Custodian”) is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). The Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund.

Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases*
$[ ]	[ ]%
*As a percentage of the amount invested.
The Clearing Process
Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve Bank wire transfer system.

Purchasing Creation Units
Portfolio Deposit
The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component is comprised of a “Balancing Amount” as well as any cash in lieu of securities (as described below). The Balancing Amount serves the function of compensating for any differences between the NAV per Creation Unit and the Deposit Securities. Thus, the Balancing Amount is equal to the difference between (x) the NAV per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Balancing Amount to the Fund. If (x) is less than (y), the Authorized Participant will receive the Balancing Amount from the Fund. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant.
On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser or its agent through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.
Custom Orders and Cash-in-Lieu
The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu, as well as certain other types of orders, are considered to be “Custom Orders.” The Fund may enter into other types of Custom Orders.
Purchase Orders
To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.
Timing of Submission of Purchase Orders
An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) .
Orders Using the Clearing Process
If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.

Orders Outside the Clearing Process
If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 3:00 p.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.
Acceptance of Purchase Order
All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. The Fund’s determination shall be final and binding.
The Fund reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (iv) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; or (v) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.
Issuance of a Creation Unit
Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.
Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. The delivery of Creation Units will generally occur no later than T+1 except with respect to certain foreign securities.
While the Fund generally intends to pay for redemptions of Creation Units on a basis of T+1, the Fund reserves the right to settle redemption transactions on a basis other than T+1, if necessary or appropriate under the circumstances and compliant with applicable law. The Fund may settle Creation Unit transactions on a basis other than T+1 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. In addition to holidays, other unforeseeable closings in a market due to emergencies may also prevent the Fund from delivering securities within the normal settlement period. The securities delivery cycles currently practicable for transferring foreign portfolio securities to redeeming Authorized Participants, coupled with foreign market holiday schedules, may require a delivery process longer than the standard settlement period. Pursuant to SEC rule, the Fund will be required to deliver such foreign portfolio securities in not more than 15 calendar days. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) redemption periods are possible.

The Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 103% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such Collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Fund is cash in U.S. Dollars.
While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 103% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.
Cash Purchase Method
When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases. In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.
Redeeming a Creation Unit
Redemption Basket
The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”
There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.
The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the NAV per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.
If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser or an agent through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.
An Authorized Participant’s right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.
Custom Redemptions and Cash-in-Lieu
The Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. The Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. The Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”
Redemption Requests
To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.
An Authorized Participant submitting a redemption request is deemed to represent to the Fund that it or, if applicable, the investor on whose behalf it is acting, (i) owns outright or has full legal authority and legal beneficial right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been borrowed, loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to the Fund. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.
Timing of Submission of Redemption Requests
An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.
Requests Using the Clearing Process
If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.
Requests Outside the Clearing Process
If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 3:00 p.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.
Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).

Acceptance of Redemption Requests
All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.
Delivery of Redemption Basket
Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.
The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+1. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.
In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
Cash Redemption Method
When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.
Book-Entry Only System
The DTC acts as Securities Depository for the Shares. Shares are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC, which is a limited-purpose trust company. DTC was created to hold securities of DTC Participants and to facilitate the clearance and settlement of securities transactions among DTC Participants in such securities through electronic book-entry changes in accounts of those DTC Participants, thereby eliminating the need for physical movement of securities’ certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.
More specifically, DTC is a subsidiary of the Depository Trust and Clearing Corporation (“DTCC”), which is owned by its member firms, including international broker/dealers, correspondent and clearing banks, mutual fund companies and investment banks. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”). Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through a DTC Participant a written confirmation relating to their purchase of Shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.
Beneficial Owners of shares are not entitled to have shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof. Accordingly, each Beneficial Owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial Owner holds its interests, to exercise any rights of a holder of Shares. The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial Owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial Owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of Beneficial Owners owning through them. As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust, upon request and for a fee to be charged to the Trust, a listing of the Share holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately the DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants. The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning Shares through such DTC Participants.
DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.
TAXES
The following discussion of certain U.S. federal income tax consequences is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. Each shareholder should consult a qualified tax advisor regarding the tax consequences of an investment in the Fund. The tax considerations relevant to a specific shareholder depend upon the shareholder’s specific circumstances, and the following general summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Trust or its investments. This general summary is based on the Code, the U.S. federal income tax regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis).
The Fund intends to qualify as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, to the extent such amounts are distributed to shareholders in accordance with the applicable timing requirements.
The Fund intends to distribute substantially all of its net investment income (including any excess of net short-term capital gains over net long-term capital losses) and net capital gain (that is, any excess of net long-term capital gains over net short-term capital losses) in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Net capital gain for a fiscal year is computed by taking into account any capital loss carry forward of the Fund.
To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or non-U.S. currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holding so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.
If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it may be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities. However, distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.
As a regulated investment company, the Trust is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. While the Fund intends to distribute its ordinary income and capital gains in a manner so as to avoid imposition of the federal excise and income taxes, there can be no assurance that the Fund indeed will make sufficient distributions to avoid entirely the imposition of federal excise or income taxes on the Fund.
The following discussion of U.S. federal income tax consequences is for the general information of shareholders that are U.S. persons subject to tax. Shareholders that are IRAs or other qualified retirement plans generally are exempt from income taxation under the Code. Shareholders that are non-U.S. persons, IRAs or other qualified retirement plans should consult their own tax advisors regarding the tax consequences of an investment in the Fund.
Distributions of taxable net investment income (including the excess of net short-term capital gain over net long-term capital loss) generally are taxable to shareholders as ordinary income. However, distributions by the Fund to a non-corporate shareholder may be subject to income tax at the shareholder’s applicable tax rate for long-term capital gain, to the extent that the Fund receives qualified dividend income on the securities it holds, the Fund properly designates the distribution as qualified dividend income, and the Fund and the non-corporate shareholder receiving the distribution meet certain holding period and other requirements. Distributions of taxable net investment income (including qualified dividend income) may be subject to an additional 3.8% Medicare tax as discussed below.
Distributions of net realized capital gain (“capital gain dividends”) generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders. Under current law, capital gain dividends recognized by a non-corporate shareholder generally will be taxed at a maximum rate of 20%. Capital gains of corporate shareholders are taxed at the same rate as ordinary income.
Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or Shares. All distributions of taxable net investment income and net realized capital gain, whether received in Shares or in cash, must be reported by each taxable shareholder on their federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of Shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.
If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on the shares.
Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and net realized capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net realized capital gain and proceeds from the redemption or exchange of the Shares of a regulated investment company may be subject to withholding of federal income tax (currently, at a rate of 24%) in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Trust is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.
An additional 3.8% Medicare tax generally will be imposed on certain net investment income (including ordinary dividends, qualified dividend income and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that any such person’s “modified and adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Payments to a shareholder that is either a non-U.S. financial institution (“FFI”) or a non-financial non-U.S. entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (i) income dividends paid by the Fund after June 30, 2014, and (ii) certain capital gain distributions and the proceeds arising from the sale of Fund Shares paid by the Fund after December 31, 2018. FATCA withholding tax generally can be avoided: (i) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of non-U.S. financial accounts held by U.S. persons with the FFI and (ii) by an NFFE, if it: (a) certifies that it has no substantial U.S. persons as owners or (b) if it does have such owners, reports information relating to them. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a non-U.S. entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
Shareholders should consult their tax advisors about the application of federal, state, local and non-U.S. tax law in light of their particular situation.
Should additional series, or funds, be created by the Trustees, the fund would be treated as a separate tax entity for federal income tax purposes.
CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA 02114 is the Custodian for the Fund’s investments. The Custodian acts as the Fund’s depository, safe keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.
State Street also acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to written agreement with the Fund (the “Transfer Agent”). Under the agreement, the Transfer Agent is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.
SUB-FUND ACCOUNTING AGENT
Pursuant to a Master Services Agreement entered into between Ultimus Fund Solutions, LLC (“Ultimus”) and the Adviser, Ultimus acts as the Fund's sub-fund accounting agent and, in such capacity, maintains the books and records of the Fund, calculates the NAV, calculates investment performance and prepares all financial statements and regulatory filings. Fees of Ultimus under the Master Services Agreement are paid by the Adviser.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The firm of Cohen & Company, Ltd., 1350 Euclid Ave., Suite 800, Cleveland, Ohio 44115, has been selected as independent registered public accounting firm for the Fund for its initial fiscal period. Cohen & Company, Ltd. will perform an annual audit of the Fund's financial statements and advises the Fund as to certain accounting matters.

DISTRIBUTOR
Foreside Financial Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) located at Three Canal Plaza, Suite 100, Portland, ME 04101 is the Trust’s principal underwriter and exclusive agent for distribution of the Fund's Creation Units. The Distributor continually distributes shares of the Fund on a reasonable efforts basis only against purchase orders for the Shares. The Distributor has no obligation to sell any specific quantity of Fund Shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust. The Distributor does not receive compensation from the Fund for its Distribution services. The Adviser pays the Distributor a fee for certain distribution-related services.
SECURITIES LENDING AGENT
    State Street serves as the securities lending agent to the Fund. As the securities lending agent, State Street is responsible for the implementation and administration of the securities lending program pursuant to a Securities Lending Authorization Agreement (“Securities Lending Agreement”). State Street acts as agent to the Fund to lend available securities with any person on its list of approved borrowers, including State Street and certain of its affiliates. State Street determines whether a loan shall be made and negotiates and establishes the terms and conditions of the loan with the borrower. State Street ensures that all substitute interest, dividends, and other distributions paid with respect to loan securities is credited to the Fund’s relevant account on the date such amounts are delivered by the borrower to State Street. State Street receives and holds, on the Fund’s behalf, collateral from borrowers to secure obligations of borrowers with respect to any loan of available securities. State Street marks loaned securities and collateral to their market value each business day based upon the market value of the collateral and loaned securities at the close of business employing the most recently available pricing information and receives and delivers collateral in order to maintain the value of the collateral at no less than 100% of the market value of the loaned securities. At the termination of the loan, State Street returns the collateral to the borrower upon the return of the loaned securities to State Street. State Street, on behalf of the Fund, invests cash collateral into a registered investment company sponsored and managed by State Street Global Advisors (the "Acquired Fund"). The Acquired Fund is available only through a private placement, is owned exclusively by the Fund, and is not available to the general public. Since the Fund own all of the shares of the Acquired Fund and its sole purpose is to benefit the shareholders of the Fund, it may be considered to be an investment company that is related to the Fund for purposes of investment and investor services. State Street maintains such records as are reasonably necessary to account for loans that are made and the income derived therefrom and makes available to the Fund a monthly statement describing the loans made, and the income derived from the loans, during the period. State Street performs compliance monitoring and testing of the securities lending program and provides quarterly reporting to the Board. As the Fund has not yet commenced operations, the Fund has not earned income or paid fees and compensation to service providers related to securities lending activities.
PRINCIPAL HOLDERS OF OUTSTANDING SHARES
As of April 30, 2025, the following persons owned of record 5% or more of a class of the Predecessor Fund’s outstanding Shares. A person owning of record, for the benefit of others, more than 25% of the Predecessor Fund’s outstanding Shares may be deemed to control the Predecessor Fund. A controlling shareholder can control the outcomes of proposals submitted to shareholders for approval.

SHAREHOLDER NAME AND ADDRESS	% Ownership
DIAMOND HILL LARGE CAP CONCENTRATED FUND - INVESTOR
CHARLES SCHWAB & CO., INC. SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS OPERATIONS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	85.44%
DIAMOND HILL CAPITAL MANAGEMENT INC 325 JOHN H MCCONNELL BLVD SUITE 200 COLUMBUS, OH 43215	14.56%

DIAMOND HILL LARGE CAP CONCENTRATED FUND - CLASS I
CHARLES SCHWAB & CO., INC. SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS OPERATIONS 101 MONTGOMERY ST SAN FRANCISCO, CA 94104	98.95%
DIAMOND HILL LARGE CAP CONCENTRATED FUND - CLASS Y
DIAMOND HILL CAPITAL MANAGEMENT INC 325 JOHN H MCCONNELL BLVD SUITE 200 COLUMBUS, OH 43215	67.02%
NATIONAL FINANCIAL SERVICES LLC 499 WASHINGTON BLVD JERSEY CITY, NJ 07310	14.99%
VOYA INSTITUTIONAL TRUST COMPANY ONE ORANGE WAY WINDSOR, CT 06095	8.77%
VOYA RETIREMENT INSURANCE AND ANNUITY CO ONE ORANGE WAY WINDSOR, CT 06095	8.16%
FINANCIAL STATEMENTS
The Predecessor Fund’s financial statements and independent registered public accounting firm’s report required to be included in this SAI are incorporated herein by reference to the Form N-CSR, which includes the Annual Financial Statements and Additional Information for the Trust for the fiscal year ended December 31, 2024. The Predecessor Fund’s unaudited financial statements for the six-month period ended June 30, 2025 [TO BE INSERTED], are incorporated therein by reference to the Form N-CSRS. The Fund will provide the Financial Statements and Additional Information and the annual and semi-annual reports without charge upon written request or request by telephone. The Financial Statements and Additional Information and the Annual and Semi-Annual Reports to Shareholders are also available on the Fund’s website at www.diamond-hill.com/documents.

DIAMOND HILL FUNDS
PART C. OTHER INFORMATION

ITEM 28.    EXHIBITS

(a)	Articles of Incorporation.

(i)
Copy of Registrant’s Third Amended and Restated Agreement and Declaration of Trust dated February 28, 2021, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

(ii)
Copy of Amendment No. 1, dated August 19, 2021, to Registrant’s Third Amended and Restated Agreement and Declaration of Trust, dated February 28, 2021, which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 81, is hereby incorporated by reference.

(iii)
Copy of Amendment No. 2, dated December 21, 2021, to Registrant’s Third Amended and Restated Agreement and Declaration of Trust, dated February 28, 2021, which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 81, is hereby incorporated by reference.

(iv)
Copy of Amendment No. 3, dated February 28, 2023, to Registrant’s Third Amended and Restated Agreement and Declaration of Trust, dated February 28, 2021, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 82, is hereby incorporated by reference.

(v)
Copy of Amendment No. 4, dated August 22, 2024, to Registrant’s Third Amended and Restated Agreement and Declaration of Trust, dated February 28, 2021, which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 85, is hereby incorporated by reference.

(vi)	Copy of Registrant’s Fourth Amended and Restated Agreement and Declaration of Trust dated [ ], 2025, will be filed by subsequent amendment.

(b)	By-Laws.

(i)	Copy of Amended and Restated By-Laws, dated as of November 14, 2018, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 69, is hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holders.
None other than in Registrant’s Third Amended and Restated Agreement and Declaration of Trust and By-Laws.

(d)	Investment Advisory Contracts.

(i)
Copy of Registrant’s Amended and Restated Investment Management Agreement, dated as of November 17, 2011 with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 36, is hereby incorporated by reference.

(ii)
Copy of Amended Exhibit A, dated as of February 28, 2023, to the Registrant’s Amended and Restated Investment Management Agreement dated as of November 17, 2011, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 82, is hereby incorporated by reference.

(iii)
Copy of Amended Exhibit A, dated as of August 22, 2024, to the Registrant’s Amended and Restated Investment Management Agreement dated as of November 17, 2011, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 85, is hereby incorporated by reference.

(iv)	Copy of Amended Exhibit A, dated as of [ ], 2025, to the Registrant’s Amended and Restated Investment Management Agreement dated as of November 17, 2011, with Diamond Hill Capital Management, Inc., will be filed by subsequent amendment.

(v)
Copy of Registrant’s Fee Waiver Agreement dated as of April 6, 2017, with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 60, is hereby incorporated by reference.

(e)	Underwriting Contracts.

(i)
Copy of Underwriting Agreement with BHIL Distributors, LLC, dated as of August 18, 2016, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(ii)	Copy of Underwriting Agreement Novation with BHIL Distributors, LLC which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 62, is hereby incorporated by reference.

(iii)	Form of Dealer’s Agreement, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(iv)	Distribution Agreement date [ ], 2025 with Foreside Financial Services, LLC, will be filed by subsequent amendment.

(f)	Bonus or Profit Sharing Contracts.
None.

(g)	Custodian Agreements.

(i)
Copy of Registrant’s Master Custodian Agreement and Fee Schedule with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(ii)	Copy of Amendment dated October 13, 2015, to Fee Schedule dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Amendment No. 54, is hereby incorporated by reference.

(iii)	Copy of Amendment dated March 1, 2016, to Fee Schedule dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Amendment No. 54, is hereby incorporated by reference.

(iv)
Copy of Amended Appendix A, dated February 11, 2021, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

(v)
Copy of Amendment, dated February 21, 2023, to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 82, is hereby incorporated by reference.

(vi)
Copy of Amendment, dated August 22, 2024 to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 85, is hereby incorporated by reference.

(vii)	Copy of Amendment, dated [ ], 2025 to Master Custodian Agreement with the Custodian, State Street Bank and Trust Company, dated as of March 1, 2014, will be filed by subsequent amendment.

(h)	Other Material Contracts.

(i)
Copy of Registrant’s Amended and Restated Administrative and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 41, is hereby incorporated by reference.

(ii)
Copy of Amendment dated February 20, 2014 to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement dated as of May 31, 2002, as restated and amended November 17, 2011, and May 23, 2013 with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(iii)
Copy of Amended Schedule B, dated as of February 28, 2018, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(iv)
Copy of Amended Schedule A, dated as of February 28, 2023, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 82, is hereby incorporated by reference.

(v)
Copy of Amended Schedule A, dated as of August 22, 2024, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 85, is hereby incorporated by reference.

(vi)	Copy of Amended Schedule A, dated as of [ ], 2025, to the Amended and Restated Administrative, Fund Accounting and Transfer Agency Services Agreement, dated as of May 31, 2002, as restated and amended November 17, 2011 and May 23, 2013, and amended February 20, 2014, with Diamond Hill Capital Management, Inc., will be filed by subsequent amendment.

(vii)
Copy of Master Services Agreement with Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(viii)
Copy of Amendment, dated December 18, 2017, to the Master Services Agreement with Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(ix)
Copy of Amended Schedule A, dated February 28, 2023, to the Master Services Agreement with Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 82, is hereby incorporated by reference.

(x)
Copy of Amended Schedule A, dated August 22, 2024, to the Master Services Agreement with Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 85, is hereby incorporated by reference.

(xi)	Copy of Amended Schedule A, dated [ ], 2025, to the Master Services Agreement with Diamond Hill Capital Management, Inc. and Ultimus Fund Solutions, LLC, will be filed by subequent amendment.

(xii)
Copy of Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 43, is hereby incorporated by reference.

(xiii)
Copy of First Amendment, dated November 19, 2015, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(xiv)
Copy of Second Amendment, dated February 10, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 51, is hereby incorporated by reference.

(xv)
Copy of Third Amendment, dated April 6, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Amendment No. 54, is hereby incorporated by reference.

(xvi)
Copy of Fourth Amendment, dated July 8, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(xvii)
Copy of Fifth Amendment, dated July 26, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(xviii)
Copy of Sixth Amendment, dated October 12, 2016, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

(xix)
Copy of Seventh Amendment, dated November 14, 2017, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(xx)
Copy of Eighth Amendment, dated March 9, 2018, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

(xxi)
Copy of Ninth Amendment, dated February 14, 2019, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 70, is hereby incorporated by reference.

(xxii)
Copy of Tenth Amendment, dated March 1, 2019, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

(xxiii)
Copy of Eleventh Amendment, dated February 11, 2021, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

(xxiv)
Copy of Twelfth Amendment, dated August 19, 2021, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 81, is hereby incorporated by reference.

(xxv)
Copy of Thirteenth Amendment, dated December 21, 2021, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 81, is hereby incorporated by reference.

(xxvi)
Copy of Fourteenth Amendment, dated February 28, 2023, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 82, is hereby incorporated by reference.

(xxvii)
Copy of Fifteenth Amendment, dated August 21, 2024, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 85, is hereby incorporated by reference.

(xxviii)	Copy of Sixteenth Amendment, dated [ ], 2025, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, will be filed by subsequent amendment.

(xxix)	Copy of Seventeenth Amendment, dated [ ], 2025, to Registrant’s Securities Lending Authorization Agreement with State Street Bank and Trust Company dated as of March 1, 2014, will be filed by subsequent amendment.

(xxx)
Copy of Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company, dated as of May 26, 2015, as amended by First Amendment dated as of June 19, 2015, which was filed as an Exhibit to the Registrant’s Post-Effective Amendment No. 47, is hereby incorporated by reference.

(xxxi)
Copy of Second Amendment dated April 6, 2016, to Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company dated as of May 26, 2015, which was filed as an Exhibit to the Registrant’s Amendment No. 54, is hereby incorporated by reference.

(xxxii)
Copy of Third Amendment dated May 5, 2016, to Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company dated as of May 26, 2015, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 54, is hereby incorporated by reference.

(xxxiii)
Copy of Fourth Amendment dated March 9, 2018, to Registrant’s Exclusive Lending Agreement with State Street Bank and Trust Company dated as of May 26, 2015, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

(xxxiv)
Copy of Fund of Funds Investment Agreement dated January 19, 2022, with State Street Bank Navigator Securities Lending Trust, which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 81, is hereby incorporated by reference.

(xxxv)	Copy of Transfer Agency Services Agreement dated [ ], 2025, with State Street Bank and Trust Company will be filed by subsequent amendment.

(i)	Legal Opinion.
(i)    Legal Opinion and consent of Thompson Hine LLP dated [ ], 2025, will be filed by subsequent amendment..

(j)	Other Opinions. Consent of Cohen & Company, LTD is hereby filed herewith

(k)	Omitted Financial Statements. None

(l)	Initial Capital Agreements.
Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant’s Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m)	Rule 12b-1 Plans.

(i)
Copy of Registrant's Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated February 28, 2021, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

(ii)
Copy of Registrant's Amended Exhibit A, dated February 28. 2023, to the Amended and Restated Plan of Distribution Pursuant to Rule 12b-1, dated February 28, 2021, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 82, is hereby incorporated by reference.

(iii)
Copy of Registrant's Amended Exhibit A, dated August 22, 2024, to the Amended and Restated Plan of Distribution Pursuant to Rule 12b-1, dated February 28, 2021, which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 85, is hereby incorporated by reference.

(iv)	Copy of Registrant's Amended Exhibit A, dated [ ], 2025, to the Amended and Restated Plan of Distribution Pursuant to Rule 12b-1, dated February 28, 2021, will be filed by subsequent amendment.

(n)	Rule 18f-3 Plan.

(i)
Copy of Registrant's Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 as amended February 28, 2021, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 79, is hereby incorporated by reference.

(ii)
Copy of Registrant's Amended Schedule A, dated February 28, 2023, to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, dated February 28, 2021, which was filed as an Exhibit to the Registrant's Post-Effective Amendment No. 82, is hereby incorporated by reference.

(iii)
Copy of Registrant's Amended Schedule A, dated August 22. 2024, to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, dated February 28, 2021, which was filed as an Exhibit to the Registrant's Post Effective Amendment No. 85, is hereby incorporated by reference.

(iv)	Copy of Registrant's Amended Schedule A, dated [ ], 2025, to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, dated February 28, 2021, will be filed by subsequent amendment.

(o)	Reserved

(p)	Codes of Ethics.

(i)	Copy of the Revised Code of Ethics of Diamond Hill Funds and Diamond Hill Capital Management, Inc. dated April 1, 2025, will be filed by subsequent amendment.
ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND
None.
ITEM 30. INDEMNIFICATION
(a) Article VI of the Registrant’s Third Amended and Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:
SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its past, present and future Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil, criminal, administrative or investigative, and any appeal therefrom, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.
SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.
SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.
SECTION 6.7 LIABILITY OF THIRD PERSONS DEALING WITH TRUSTEES.. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.
(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement (“Agreement”), the Underwriter has agreed to indemnify, defend, and hold the Registrant, its affiliates, and each of their respective trustees, officers, employees, representatives, and any person who controls or previously controlled the Registrant within the meaning of Section 15 of the 1933 Act, (collectively, the “Registrant Indemnitees”) free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fees incurred in connection therewith) (collectively, “Losses”) that any Registrant Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise arising out of or based upon (i) the Underwriter’s breach of any of its obligations, representations, warranties or covenants contained in the Agreement; (ii) the Underwriter’s failure to comply with any applicable securities laws or regulations; or (iii) any claim that the Registration Statement, Prospectus, sales literature and advertising materials or other information filed or made public by the Registrant (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon and in conformity with information furnished to the Registrant by the Underwriter in writing. In no event shall anything contained in the Agreement be so construed as to protect the Registrant against any liability to the Underwriter to which the Registrant would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under the Agreement or by reason of its reckless disregard of its obligations under the Agreement.
(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
A. Diamond Hill Capital Management, Inc., 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215 (“DHCM”), adviser to the Diamond Hill Small Cap Fund, Diamond Hill Small-Mid Cap Fund, Diamond Hill Mid Cap Fund, Diamond Hill Select Fund, Diamond Hill Large Cap Fund, Diamond Hill Large Cap Concentrated Fund, Diamond Hill Large Cap Concentrated ETF, Diamond Hill Long-Short Fund, Diamond Hill International Fund, Diamond Hill Short Duration Securitized Bond Fund, Diamond Hill Core Bond Fund, Diamond Hill Core Plus Bond Fund, Diamond Hill Micro Cap Fund LP and Diamond Hill Securitized Credit Fund, is a registered investment adviser.
(1) DHCM has engaged in no other business during the past two fiscal years.
(2) Information with respect to the directors and officers of DHCM is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act of 1940, as amended (File No. 801-32176).

ITEM 32. PRINCIPAL UNDERWRITERS

(a)	Foreside Financial Services, LLC (the "Distributor") acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.    13D Activist Fund, Series of Northern Lights Fund Trust
2.    2nd Vote Funds
3.    AAMA Equity Fund, Series of Asset Management Fund
4.    AAMA Income Fund, Series of Asset Management Fund
5.    Advisers Investment Trust
6.    AG Twin Brook Capital Income Fund
7.    AltShares Trust
8.    American Beacon AHL Trend ETF, Series of American Beacon Select Funds
9.    American Beacon GLG Natural Resources ETF, American Beacon Select Funds
10.    American Beacon Ionic Inflation Protection ETF, American Beacon Select Funds
11.    Aristotle Funds Series Trust
12.    Boston Trust Walden Funds (f/k/a The Boston Trust & Walden Funds)
13.    Bow River Capital Evergreen Fund
14.    Connetic Venture Capital Access Fund
15.    Constitution Capital Access Fund, LLC
16.    Datum One Series Trust
17.    Diamond Hill Funds
18.    Diamond Hill Securitized Credit Fund
19.    Driehaus Mutual Funds
20.    FMI Funds, Inc.
21.    Impax Funds Series Trust I (f/k/a Pax World Funds Series Trust I)
22.    Impax Funds Series Trust III (f/k/a Pax World Funds Series Trust III)
23.    Inspire 100 ETF, Series of Northern Lights Fund Trust IV
24.    Inspire 500 ETF, Series of Northern Lights Fund Trust IV
25.    Inspire Corporate Bond ETF, Series of Northern Lights Fund Trust IV
26.    Inspire Fidelis Multi Factor ETF, Series of Northern Lights Fund Trust IV
27.    Inspire Global Hope ETF, Series of Northern Lights Fund Trust IV
28.    Inspire International ETF, Series of Northern Lights Fund Trust IV
29.    Inspire Momentum ETF, Series of Northern Lights Fund Trust IV
30.    Inspire Small/Mid Cap ETF, Series of Northern Lights Fund Trust IV
31.    Inspire Tactical Balanced ETF, Series of the Northern Lights Fund Trust IV
32.    LifeX 2035 Term Income ETF, Series of Stone Ridge Trust
33.    LifeX 2040 Term Income ETF, Series of Stone Ridge Trust
34.    LifeX 2045 Term Income ETF, Series of Stone Ridge Trust
35.    LifeX 2048 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
36.    LifeX 2048 Longevity Income ETF, Series of Stone Ridge Trust
37.    LifeX 2049 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
38.    LifeX 2049 Longevity Income ETF, Series of Stone Ridge Trust
39.    LifeX 2050 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
40.    LifeX 2050 Longevity Income ETF, Series of Stone Ridge Trust
41.    LifeX 2051 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
42.    LifeX 2051 Longevity Income ETF, Series of Stone Ridge Trust
43.    LifeX 2052 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
44.    LifeX 2052 Longevity Income ETF, Series of Stone Ridge Trust
45.    LifeX 2053 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
46.    LifeX 2053 Longevity Income ETF, Series of Stone Ridge Trust
47.    LifeX 2054 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
48.    LifeX 2054 Longevity Income ETF, Series of Stone Ridge Trust
49.    LifeX 2055 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
50.    LifeX 2055 Longevity Income ETF, Series of Stone Ridge Trust
51.    LifeX 2056 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
52.    LifeX 2056 Longevity Income ETF, Series of Stone Ridge Trust
53.    LifeX 2057 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
54.    LifeX 2057 Longevity Income ETF, Series of Stone Ridge Trust
55.    LifeX 2058 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
56.    LifeX 2058 Longevity Income ETF, Series of Stone Ridge Trust
57.    LifeX 2059 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust

58. LifeX 2059 Longevity Income ETF, Series of Stone Ridge Trust
59.    LifeX 2060 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
60.    LifeX 2060 Longevity Income ETF, Series of Stone Ridge Trust
61.    LifeX 2061 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
62.    LifeX 2061 Longevity Income ETF, Series of Stone Ridge Trust
63.    LifeX 2062 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
64.    LifeX 2062 Longevity Income ETF, Series of Stone Ridge Trust
65.    LifeX 2063 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
66.    LifeX 2063 Longevity Income ETF, Series of Stone Ridge Trust
67.    LifeX 2064 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
68.    LifeX 2064 Longevity Income ETF, Series of Stone Ridge Trust
69.    LifeX 2065 Inflation-Protected Longevity Income ETF, Series of Stone Ridge Trust
70.    LifeX 2065 Longevity Income ETF, Series of Stone Ridge Trust
71.    Macquarie Energy Transition ETF, Series of Macquarie ETF Trust
72.    Macquarie Focused Emerging Markets Equity ETF, Series of Macquarie ETF Trust
73.    Macquarie Focused Large Growth ETF, Series of Macquarie ETF Trust
74.    Macquarie Global Listed Infrastructure ETF, Series of Macquarie ETF Trust
75.    Macquarie National High-Yield Municipal Bond ETF, Series of Macquarie ETF Trust
76.    Macquarie Tax-Free USA Short Term ETF, Series of Macquarie ETF Trust
77.    Meketa Infrastructure Fund
78.    Nomura Alternative Income Fund
79.    Praxis Mutual Funds
80.    Primark Meketa Private Equity Investments Fund
81.    SA Funds – Investment Trust
82.    Sequoia Fund, Inc.
83.    Simplify Exchange Traded Funds
84.    Siren ETF Trust
85.    Stone Ridge Alternative Lending Risk Premium Fund, Series of Stone Ridge Trust V
86.    Stone Ridge Art Risk Premium Fund, Series of Stone Ridge Trust VIII
87.    Stone Ridge Post-Event Reinsurance Fund, Series of Stone Ridge Trust IV
88.    Stone Ridge Reinsurance Risk Premium Interval Fund, Series of Stone Ridge Trust II
89.    Tactical Dividend and Momentum Fund, Series of Two Roads Shared Trust
90.    TCW ETF Trust
91.    Zacks Trust

The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Regulatory Authority or “FINRA.” The Distributor has its main address at Three Canal Plaza, Suite 100, Portland, ME 04101.

(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with the Distributor	Position and Offices with Registrant
Teresa Cowan	Three Canal Plaza, Suite 100, Portland, ME 04101	President/Manager	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Jennifer A. Brunner	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	Three Canal Plaza, Suite 100, Portland, ME 04101	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c) Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS
Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained by the Registrant at 325 John H. McConnell Boulevard, Suite 200, Columbus, Ohio 43215; and/or by the Registrant’s custodian (and transfer agent for the Large Cap Concentrated ETF only), State Street Bank and Trust Company, One Congress Street, Suite 1, Boston, MA 02114; and the Registrant’s sub-administration service provider, sub-fund accountant, and sub-transfer agent (except for the Large Cap Concentrated ETF), Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.
ITEM 34. MANAGEMENT SERVICES
None.
ITEM 35. UNDERTAKINGS
None.

EXHIBIT INDEX

Exhibit Number        Description

(j)        Consent of Cohen & Company, LTD

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act"), as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and the State of Ohio on May 22, 2025.

DIAMOND HILL FUNDS

By:	/s/ Thomas E. Line
Thomas E. Line

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Thomas E. Line	President	May 22, 2025
Thomas E. Line

/s/ Julie A. Roach	Treasurer	May 22, 2025
Julie A. Roach

Anthony J. Ghoston*	Trustee	May 22, 2025
Anthony J. Ghoston

Tamara L. Fagely*	Trustee	May 22, 2025
Tamara L. Fagely

Jody T. Foster*	Trustee	May 22, 2025
Jody T. Foster

Nancy M. Morris*	Trustee	May 22, 2025
Nancy M. Morris

John T. Kelly-Jones*	Trustee	May 22, 2025
John T. Kelly-Jones

*By:	/s/ Thomas E. Line
Thomas E. Line
Executed by Thomas E. Line
on behalf of those indicated pursuant to Powers of Attorney